UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06111

 NAME OF REGISTRANT:                     The Mexico Equity & Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Marco Ramirez
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          877-785-0367

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Mexico Equity & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALFA SAB DE CV                                                                              Agenda Number:  704853414
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  OGM
    Meeting Date:  02-Dec-2013
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE BE ADVISED THAT SHARES WITH SERIES A               Non-Voting
       ARE COMMONLY USED FOR THOSE SHARES THAT
       CONFER FULL VOTING RIGHTS AND CAN ONLY BE
       ACQUIRED BY MEXICAN NATIONALS. IN SOME
       CASES, ISSUERS HAVE ESTABLISHED NEUTRAL
       TRUSTS TO ALLOW FOREIGN INVESTORS TO
       PURCHASE OTHERWISE RESTRICTED SHARES. IN
       THESE INSTANCES, THE NEUTRAL TRUST RETAINS
       VOTING RIGHTS OF THE SECURITY. ONLY SEND
       VOTING INSTRUCTIONS IF THE FINAL BENEFICIAL
       OWNER IS A NATIONAL AND THIS CUSTOMER IS
       REGISTERED AS SUCH IN BANAMEX MEXICO OR IF
       THE ISSUER'S PROSPECTUS ALLOW FOREIGN
       INVESTORS TO HOLD SHARES WITH VOTING
       RIGHTS.

I      Declaration of a dividend                                 Mgmt          Take No Action

II     Designation of delegates                                  Mgmt          Take No Action

III    Reading and, if deemed appropriate,                       Mgmt          Take No Action
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALFA SAB DE CV                                                                              Agenda Number:  704963710
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  AGM
    Meeting Date:  27-Feb-2014
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

I      Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report referred to in
       article 28, part iv, of the securities
       market law, in relation to the 2013 fiscal
       year

II     Proposal regarding the allocation of the                  Non-Voting
       results account from the 2013 fiscal year,
       in which are included the determination of
       the maximum amount of funds that can be
       allocated to the purchase of the shares of
       the company

III    Election of the members of the board of                   Non-Voting
       directors and of the chairperson of the
       audit and corporate practices committee,
       determination of their compensation and
       related resolutions

IV     Designation of delegates                                  Non-Voting

V      Reading and, if deemed appropriate,                       Non-Voting
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALPEK SAB DE CV, MONTERREY                                                                  Agenda Number:  704963708
--------------------------------------------------------------------------------------------------------------------------
        Security:  P01703100
    Meeting Type:  AGM
    Meeting Date:  27-Feb-2014
          Ticker:
            ISIN:  MX01AL0C0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and if its case approval the                 Mgmt          For                            For
       reports regarding to the Article 28 Section
       IV of the securities market law related to
       the fiscal year ended 2013

II     Proposal on the application of profit and                 Mgmt          For                            For
       loss account for the fiscal year 2013, in
       which includes the determination of the
       maximum amount of resources that can be
       used for the purchase of own shares

III    Appointment and in its case approval of the               Mgmt          Abstain                        Against
       members of the board of directors of the
       company as well as of the presidents of the
       corporate practices committee of the
       company, as well as their compensation

IV     Designation of delegates                                  Mgmt          Against                        Against

V      Lecture and approval the act of meeting                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704766748
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  OGM
    Meeting Date:  25-Oct-2013
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval to carry out the
       acquisition of 100 percent of the
       restaurant division of Walmart De Mexico,
       S.A.B. De C.V., as well as to contract for
       sources of financing and resolutions in
       this regard

II     Designation of delegates who will formalize               Mgmt          For                            For
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704989459
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2014
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, amendment or approval, if                     Mgmt          For                            For
       deemed appropriate, of the annual report
       that is referred to in the main part of
       article 172 of the general mercantile
       companies law, regarding the operations
       conducted by the company during the fiscal
       year that ran from January 1 to December
       31, 2013

II     Discussion, amendment or approval, if                     Mgmt          For                            For
       deemed appropriate, of the annual report,
       regarding the operations that were
       conducted by the intermediary management
       bodies of the company during the fiscal
       year that ran from January 1 to December
       31, 2013

III    Appointment or ratification, if deemed                    Mgmt          For                            For
       appropriate, of the members of the board of
       directors, officers and members of the
       intermediary management bodies of the
       company

IV     Determination of the compensation for the                 Mgmt          For                            For
       members of the board of directors and for
       the members of the intermediary management
       bodies of the company

V      Report from the board of directors                        Mgmt          For                            For
       regarding the shares representative of the
       share capital of the company that were
       repurchased with a charge against the
       company share repurchase fund, as well as
       their placement, and the determination of
       the amount of funds that can be allocated
       to the repurchase of shares of the company

VI     Designation of delegates who will formalize               Mgmt          For                            For
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  704990628
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  EGM
    Meeting Date:  14-Mar-2014
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval to carry out an
       increase of the fixed, minimum part of the
       share capital, through the issuance of
       common, nominative, class i shares, of a
       single series, with no stated par value,
       that have not been subscribed for, for
       placement with the investing public, in
       accordance with the terms of article 53 of
       the securities market law and subject to
       the approval of and to the conditions
       imposed by the national banking and
       securities committee, and the consequent
       amendment of article 6 of the corporate
       bylaws in virtue of that increase, as well
       as the authorization for the board of
       directors of the company or certain of its
       members to carry out any amendment to the
       terms and conditions of the share capital
       increase that is declared and, once the
       issuance is carried out, to CONTD

CONT   CONTD proceed to conduct the corresponding                Non-Voting
       public offering and to determine the share
       capital increase that is actually
       subscribed for and paid in, as well as to
       cancel the shares that are not paid in, if
       deemed appropriate, in order to take the
       appropriate steps for cancellation before
       the national securities registry

2      Designation of delegates and special                      Mgmt          For                            For
       attorneys in fact who will formalize the
       resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  705289329
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  EGM
    Meeting Date:  29-May-2014
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PROPOSAL, DISCUSSION AND APPROVAL, IF                     Mgmt          Take No Action
       DEEMED APPROPRIATE, TO INCREASE THE NUMBER
       OF COMMON, NOMINATIVE, CLASS I, SINGLE
       SERIES SHARES, WITHOUT A STATEMENT OF PAR
       VALUE, WHICH ARE REPRESENTATIVE OF THE
       MINIMUM, FIXED CAPITAL, NOT SUBSCRIBED FOR,
       FOR PLACEMENT AMONG THE INVESTING PUBLIC,
       IN ACCORDANCE WITH THE TERMS OF ARTICLE 53
       OF THE SECURITIES MARKET LAW

II     PROPOSAL TO CARRY OUT THE CANCELLATION OF                 Mgmt          Take No Action
       THE COMMON, NOMINATIVE, CLASS I, SINGLE
       SERIES SHARES, WITHOUT A STATEMENT OF PAR
       VALUE, WHICH ARE REPRESENTATIVE OF THE
       MINIMUM, FIXED SHARE CAPITAL, NOT
       SUBSCRIBED FOR, WHICH WERE ISSUED FOR
       PLACEMENT AMONG THE INVESTING PUBLIC, IN
       ACCORDANCE WITH THE TERMS OF THE
       EXTRAORDINARY GENERAL MEETING OF
       SHAREHOLDERS OF THE COMPANY THAT WAS HELD
       ON MARCH 14, 2014, AND THE CONSEQUENT
       REDUCTION OF THE AUTHORIZED SHARE CAPITAL

III    PROPOSAL, DISCUSSION AND APPROVAL, IF                     Mgmt          Take No Action
       DEEMED APPROPRIATE, TO CARRY OUT A NEW
       SHARE CAPITAL INCREASE IN ITS MINIMUM,
       FIXED PART, THROUGH THE ISSUANCE OF COMMON,
       NOMINATIVE, CLASS I, SINGLE SERIES SHARES,
       WITHOUT A STATEMENT OF PAR VALUE, WHICH ARE
       REPRESENTATIVE OF THE MENTIONED MINIMUM,
       FIXED PART, NOT SUBSCRIBED FOR, FOR
       PLACEMENT AMONG THE INVESTING PUBLIC, IN
       ACCORDANCE WITH THE TERMS OF ARTICLE 53 OF
       THE SECURITIES MARKET LAW AND SUBJECT TO
       THE APPROVAL ON THE PART OF AND TO THE
       CONDITIONS THAT ARE STATED BY THE NATIONAL
       BANKING AND SECURITIES COMMISSION, AND THE
       CONSEQUENT AMENDMENT OF ARTICLE 6 OF THE
       CORPORATE BYLAWS AS A RESULT OF THAT
       INCREASE, AS WELL AS THE AUTHORIZATION FOR
       THE BOARD OF DIRECTORS OF THE COMPANY OR
       CERTAIN OF ITS MEMBERS TO CARRY OUT ANY
       CHANGE TO THE TERMS AND CONDITIONS OF THE
       SHARE CAPITAL CONTD

CONT   CONTD INCREASE THAT IS DECLARED AND, ONCE                 Non-Voting
       THE ISSUANCE IS CARRIED OUT, TO PROCEED
       WITH CONDUCTING THE CORRESPONDING PUBLIC
       OFFERING AND TO DETERMINE THE SHARE CAPITAL
       INCREASE THAT IS EFFECTIVELY SUBSCRIBED FOR
       AND PAID IN, AS WELL AS TO CANCEL THE
       SHARES THAT WERE NOT PAID IN, IF DEEMED
       APPROPRIATE, IN ORDER TO PROCEED WITH THE
       STEPS FOR CANCELLATION THAT ARE APPROPRIATE
       BEFORE THE NATIONAL SECURITIES REGISTRY

IV     DESIGNATION OF DELEGATES AND SPECIAL                      Mgmt          Take No Action
       ATTORNEYS IN FACT WHO WILL FORMALIZE THE
       RESOLUTIONS THAT ARE PASSED




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  705103454
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  SGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      ELECTION AND OR RATIFICATION, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, OF THE MEMBERS OF THE BOARD OF
       DIRECTORS OF THE COMPANY WHOM THE SERIES L
       SHAREHOLDERS HAVE THE RIGHT TO DESIGNATE.
       RESOLUTIONS IN THIS REGARD

II     DESIGNATION OF DELEGATES WHO WILL CARRY OUT               Mgmt          Take No Action
       THE RESOLUTIONS THAT ARE PASSED BY THIS
       GENERAL MEETING AND, IF DEEMED APPROPRIATE,
       FORMALIZE THEM AS IS CORRECT RESOLUTIONS IN
       THIS REGARD




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV, MEXICO                                                          Agenda Number:  704854581
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  OGM
    Meeting Date:  11-Dec-2013
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal and, if deemed appropriate,                      Mgmt          For                            For
       approval of the declaration and payment of
       a cash dividend, in domestic currency, for
       the amount of MXN 1.50 for each one of the
       shares in circulation, resolutions in this
       regard

II     Appointment of delegates                                  Mgmt          For                            For

III    Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ARCA CONTINENTAL SAB DE CV, MEXICO                                                          Agenda Number:  705040690
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0448R103
    Meeting Type:  AGM
    Meeting Date:  09-Apr-2014
          Ticker:
            ISIN:  MX01AC100006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if applicable approval of               Mgmt          Take No Action
       the I. Report of the chief executive
       officer in accordance with article 44,
       subsection xi, of the securities market
       law, accompanied by the independent
       auditors report in connection with the
       operations and results for the fiscal year
       ended the December 31, 2013, as well as of
       the board of directors opinion of the
       content of such report, II. Report of the
       board of directors in accordance with
       article 172, subsection b, of the general
       corporation's law as well as the report of
       the activities and operations in which the
       board of directors intervened in accordance
       with the securities market law, III. Annual
       report of the president of the audit
       committee of the company and corporate
       practices committee. Lecture in accordance
       of the tax compliance

II     Proposal in connection to the application                 Mgmt          Take No Action
       results from the income account for the
       fiscal year 2013

III    Proposal to approve the maximum amount that               Mgmt          Take No Action
       may be used by the company to repurchase
       own shares

IV     Appointment of the members of the board of                Mgmt          Take No Action
       directors of the company once qualified as
       independent pursuant to article 26 of the
       securities market law and the determination
       of their corresponding compensation.
       Resolutions thereof and election of
       secretaries

V      Compensation of different committees of the               Mgmt          Take No Action
       board of directors of the company as well
       as appointment of the presidents of the
       audit committee and the corporate practices
       committee of the company

VI     Designation of delegates                                  Mgmt          Take No Action

VII    Lecture and approval the act of the meeting               Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 BANK OF NEW YORK MELLON SA INSTITUCION DE BANCA MU                                          Agenda Number:  705004858
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1565C150
    Meeting Type:  SGM
    Meeting Date:  18-Mar-2014
          Ticker:
            ISIN:  MXCFTE0B0005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval of the annual audited
       financial statements for the 2013 fiscal
       year, being mindful of that which is
       provided for in section 4.3, line a,
       Subline I, of the trust

II     Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, approval of the annual report
       to December 31, 2013, being mindful of that
       which is provided for in section 4.3, line
       a, Subline II of the trust

III    Proposal, discussion and, if deemed                       Mgmt          For                            For
       appropriate, ratification and or removal of
       the members of the technical committee,
       being mindful of that which is provided for
       in section 4.3, line a, Subline III of the
       trust

IV     Designation of a delegate or delegates who                Mgmt          For                            For
       will carry out the resolutions that the
       general meeting passes




--------------------------------------------------------------------------------------------------------------------------
 BANREGIO GRUPO FINANCIERO SAB DE CV                                                         Agenda Number:  704854113
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1610L106
    Meeting Type:  OGM
    Meeting Date:  03-Dec-2013
          Ticker:
            ISIN:  MX01GF0X0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report regarding the fulfillment of the tax               Mgmt          For                            For
       obligations of the company

II     Presentation and approval, if deemed                      Mgmt          For                            For
       appropriate, of a proposal to pay a cash
       dividend

III    Designation of special delegates to                       Mgmt          For                            For
       formalize and carry out the resolutions
       passed at the general meeting

IV     Reading and, if deemed appropriate,                       Mgmt          For                            For
       approval of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 BANREGIO GRUPO FINANCIERO SAB DE CV                                                         Agenda Number:  705153221
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1610L106
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MX01GF0X0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      PROPOSAL, DISCUSSION AND, IF DEEMED                       Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE COMPLETE
       AMENDMENT OF THE CORPORATE BYLAWS OF THE
       COMPANY FOR THE PURPOSE OF ADAPTING THEM TO
       THE NEW LAW TO GOVERN FINANCIAL GROUPS AND
       OTHER LEGAL PROVISIONS

2      PRESENTATION AND APPROVAL, IF DEEMED                      Mgmt          Take No Action
       APPROPRIATE, OF A PROPOSAL TO RESTRUCTURE
       THE MEMBERSHIP OF THE FINANCIAL GROUP
       THROUGH THE TRANSMISSION OF SHARES
       REPRESENTATIVE OF THE SHARE CAPITAL OF AF
       BANREGIO, S.A. DE C.V., SOFOM, E.R. WHICH
       ARE OWNED BY THE COMPANY, TO BANCO REGIONAL
       DE MONTERRREY, S.A., INSTITUCION DE BANCA
       MULTIPLE, BANREGIO GRUPO FINANCIERO

3      PRESENTATION AND APPROVAL, IF DEEMED                      Mgmt          Take No Action
       APPROPRIATE, TO AMEND ARTICLE 7 OF THE
       CORPORATE BYLAWS OF THE COMPANY

4      PRESENTATION AND APPROVAL, IF DEEMED                      Mgmt          Take No Action
       APPROPRIATE, TO AMEND THE TERMS OF THE SOLE
       ACCOUNTABILITY AGREEMENT AND AUTHORIZATION
       TO SIGN IT

5      PROPOSAL TO CARRY OUT A RESTATEMENT OF THE                Mgmt          Take No Action
       CORPORATE BYLAWS

6      DESIGNATION OF SPECIAL DELEGATES TO                       Mgmt          Take No Action
       FORMALIZE AND EXECUTE THE RESOLUTIONS THAT
       ARE PASSED BY THE GENERAL MEETING

7      READING AND, IF DEEMED APPROPRIATE,                       Mgmt          Take No Action
       APPROVAL OF THE GENERAL MEETING MINUTES




--------------------------------------------------------------------------------------------------------------------------
 BANREGIO GRUPO FINANCIERO SAB DE CV                                                         Agenda Number:  705174958
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1610L106
    Meeting Type:  OGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MX01GF0X0008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      SUBMISSION AND APPROVAL, AS THE CASE MAY                  Mgmt          Take No Action
       BE, OF THE REPORTS REFERRED TO IN ARTICLE
       28, SECTION IV, OF THE SECURITIES MARKET
       LAW, REGARDING FISCAL YEAR 2013

II     PROPOSAL FOR THE ALLOCATION OF PROFITS FOR                Mgmt          Take No Action
       FISCAL YEAR 2013

III    BOARD OF DIRECTORS REPORT ON THE                          Mgmt          Take No Action
       TRANSACTIONS CARRIED OUT WITH OWN SHARES
       DURING 2013, AS WELL AS THE PROPOSAL TO
       ESTABLISH THE MAXIMUM AMOUNT OF FUNDS TO BE
       USED FOR THE ACQUISITION OF OWN SHARES FOR
       FISCAL YEAR 2014

IV     APPROVAL, AS THE CASE MAY BE, OF THE                      Mgmt          Take No Action
       RATIFICATION OF ACTIONS AND RESOLUTIONS BY
       THE BOARD OF DIRECTORS

V      APPOINTMENT OR RATIFICATION OF THE MEMBERS                Mgmt          Take No Action
       OF THE BOARD OF DIRECTORS, HAVING
       PREVIOUSLY ASSESSED THE INDEPENDENCE OF THE
       INDEPENDENT DIRECTORS DESIGNATED, ELECTION
       OF THE CHAIRMAN AND SECRETARY OF THE BOARD,
       AND OF THE MEMBERS OF THE AUDIT AND
       CORPORATE PRACTICES COMMITTEE, INCLUDING
       THE APPOINTMENT OF THE CHAIRMAN OF SUCH
       COMMITTEE , IN ADDITION TO THE
       COMPENSATIONS THERETO

VI     DESIGNATION OF SPECIAL DELEGATES TO                       Mgmt          Take No Action
       FORMALIZE AND EXECUTE THE RESOLUTIONS
       ADOPTED BY THE MEETING

VII    READING AND, AS THE CASE MAY BE, APPROVAL                 Mgmt          Take No Action
       OF THE MEETINGS MINUTE




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV, GARZA GARCIA                                                               Agenda Number:  704955799
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2253T133
    Meeting Type:  EGM
    Meeting Date:  20-Mar-2014
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal to broaden the corporate purposes                Mgmt          Take No Action
       of the company, with the consequent
       rewording of article two, 2, of the
       corporate bylaws, and authorization to
       carry out the certification of the
       corporate bylaws

II     Designation of the person or people charged               Mgmt          Take No Action
       with formalizing the resolutions that are
       passed




--------------------------------------------------------------------------------------------------------------------------
 CEMEX SAB DE CV, GARZA GARCIA                                                               Agenda Number:  704955991
--------------------------------------------------------------------------------------------------------------------------
        Security:  P2253T133
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2014
          Ticker:
            ISIN:  MXP225611567
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the report of the chief                   Mgmt          For                            For
       executive officer, including the financial
       statements, income statement, cash flow
       statement and changes in capital, and the
       report of the board of directors for the
       2013 fiscal year, in accordance with that
       which is established by the securities
       markets law, its discussion and if deemed
       appropriate, its approval, after taking
       knowledge of the opinion of the board of
       directors on the report of the chief
       executive officer, the reports of the audit
       and corporate practices committees, and the
       report on the accounting policies and
       criterion adopted, and the report on the
       review of the fiscal situation of the
       company

II     Resolution concerning the project for the                 Mgmt          For                            For
       allocation of profits

III    Proposal to increase the corporate stock in               Mgmt          For                            For
       its variable part through the: a.
       capitalization with a charge against
       retained profits b. the issuance of
       treasury shares to preserve the rights of
       the current shareholders as a result of the
       issuance of convertible notes previously
       carried out by the company

IV     Appointment of members of the board of                    Mgmt          For                            For
       director's and members and president of the
       audit, corporate practices and finance
       committees

V      Remuneration of the members of the board of               Mgmt          For                            For
       directors and of the audit, corporate
       practices and finance committees

VI     Designation of the person or people charged               Mgmt          For                            For
       with formalizing the resolutions that are
       passed




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  704983522
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2014
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of the report from the general
       director that was prepared in accordance
       with article 172 of the general mercantile
       companies law and article 44, part xi, of
       the securities market law and the opinion
       of the board of directors in this regard

II     Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of the audited and consolidated
       financial statements of the company that
       were prepared for the fiscal year that
       ended on December 31, 2013

III    Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of the declaration and payment of
       a cash dividend, take into account the
       dividend policy that is in effect and the
       recommendation from the board of directors

IV     Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of the report from the board of
       directors that is referred to in line E of
       part iv of article 28 of the securities
       market law and article 172, line B, of the
       general mercantile companies law, in which
       are contained the main accounting and
       information policies and criteria that were
       followed in the preparation of the
       financial information of the company, as
       well as regarding the transactions and
       activities in which the board of directors
       has intervened in accordance with the
       securities market law

V      Report regarding the fulfillment of the tax               Mgmt          Take No Action
       obligations of the company

VI     Presentation and, if deemed appropriate,                  Mgmt          Take No Action
       approval of the report from the audit
       committee, from the corporate practices
       committee, from the investment committee,
       from the ethics committee and from the
       corporate responsibility and environmental
       committee, for the fiscal year that ended
       on December 31, 2013

VII    Discussion and, if deemed appropriate,                    Mgmt          Take No Action
       ratification or appointment of the members
       who will make up the board of directors of
       the company, as well as of the chairpersons
       of the audit and corporate practices
       committees, for the 2014 fiscal year

VIII   Discussion and, if deemed appropriate,                    Mgmt          Take No Action
       determination of the compensation that will
       be paid to the members of the board of
       directors and of the committees of the
       company during the 2014 fiscal year

IX     Report regarding the cancellation of the                  Mgmt          Take No Action
       shares, of a single series, that are
       representative of the variable portion of
       the share capital of the company, that were
       not the object of subscription and payment
       in the public offering for the subscription
       of shares that was conducted by the company
       in July 2013, resolutions in this regard,
       in accordance with that which is resolved
       on at the general meeting that was held on
       May 30, 2013

X      Revocation of authority                                   Mgmt          Take No Action

XI     Designation of special delegates of the                   Mgmt          Take No Action
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 CORPORACION INMOBILIARIA VESTA SAB DE CV, MEXICO D                                          Agenda Number:  705058205
--------------------------------------------------------------------------------------------------------------------------
        Security:  P9781N108
    Meeting Type:  OGM
    Meeting Date:  10-Apr-2014
          Ticker:
            ISIN:  MX01VE0M0003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report regarding the fulfillment of the tax               Mgmt          Take No Action
       obligations of the company

II     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, designation of the members who
       will make up the board of directors of the
       company, as well as of the chairpersons of
       the audit and corporate practices
       committees, during the 2014 fiscal year,
       resolutions in this regard

III    Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, determination of the
       compensation payable to the members of the
       board of directors and of the committees of
       the company during the 2014 fiscal year,
       resolutions in this regard

IV     Report regarding the cancellation of the                  Mgmt          Take No Action
       shares, of a single series, that are
       representative of the variable portion of
       the share capital of the company, which
       were not subscribed for and paid in under
       the public offering for the subscription of
       shares that was carried out by the company
       in July 2013, resolutions in this regard,
       in accordance with that which was resolved
       on at the general meeting that was held on
       May 30, 2013

V      Designation of special delegates from the                 Mgmt          Take No Action
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 CORPORATIVO FRAGUA SAB DE CV, MEXICO                                                        Agenda Number:  704985538
--------------------------------------------------------------------------------------------------------------------------
        Security:  P31444105
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2014
          Ticker:
            ISIN:  MXP321131015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Appointment of the chairperson, secretary,                Mgmt          For                            For
       officers to count the votes, taking of
       attendance and, if deemed appropriate,
       declaration that the meeting is legally
       instated

II     Report from the board of directors for the                Mgmt          For                            For
       fiscal year that ended on December 31,
       2013, which includes the report regarding
       the purchase and placement of shares of the
       company, as well as the other, applicable
       reports, in accordance with that which is
       provided for by the securities market law

III    Resolution regarding item II, above                       Mgmt          For                            For

IV     Resolution regarding the allocation of                    Mgmt          For                            For
       profit from the 2013 fiscal year and, if
       deemed appropriate, the payment of a
       dividend in the amount of MXN 1.20 per
       share and the procedure for its payment.
       Resolution regarding the ratification or
       increase of the fund for the temporary
       acquisition of shares of the company

V      Appointment or ratification of the members                Mgmt          For                            For
       of the board of directors, executive
       committee, audit and corporate practices
       committee, granting of powers and
       authority, if deemed appropriate, as well
       as the determination of their compensation

VI     Designation of special delegates who will                 Mgmt          For                            For
       appear before a notary public to grant and
       file the resolutions passed at this general
       meeting

VII    Preparation of the minutes, reading them                  Mgmt          For                            For
       and, if deemed appropriate, their approval




--------------------------------------------------------------------------------------------------------------------------
 EL PUERTO DE LIVERPOOL SAB DE CV                                                            Agenda Number:  704982809
--------------------------------------------------------------------------------------------------------------------------
        Security:  P36918137
    Meeting Type:  AGM
    Meeting Date:  06-Mar-2014
          Ticker:
            ISIN:  MXP369181377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY               Non-Voting
       PARTICIPATE IN THIS MEETING THEREFORE THESE
       SHARES HAVE NO VOTING RIGHTS

I      Lecture in accordance the reports of board                Non-Voting
       of directors as well as the reports of the
       chief executive officer

II     Report on the fulfillment of fiscal                       Non-Voting
       obligations

III    Presentation of the financial statements                  Non-Voting
       for the year ended on December 31 2013. And
       the reports of the audit committee and
       corporate practices committee

IV     Resolutions on the documents referred to                  Non-Voting
       above points on the proposed and
       application of profit and loss account

V      Resolutions regarding of the advisors                     Non-Voting
       compensations for the fiscal year 2014 as
       well as the members of the council property

VI     Election of the advisors for fiscal year                  Non-Voting
       2014

VII    Election of the members of the council                    Non-Voting
       property as well as the members of the
       operation year 2014

VIII   Designation of the special delegates to                   Non-Voting
       carry out the agreements to this meeting

IX     Act of the meeting                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  704849287
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  OGM
    Meeting Date:  06-Dec-2013
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      To declare and pay a dividend to the                      Mgmt          For                            For
       shareholders, in the amount of MXN
       6,684,103,000, which amount will be taken
       from the retained profit account, to pay in
       the amount of MXN 0.333333 for each one of
       the series b shares in the amount of MXN
       0.416666 for each one of the series d
       shares, which is equivalent to a total of
       MXN 1.666667 for each Femsa B unit and MXN
       2.00 for each Femsa BD unit

II     Appointment of delegates to formalize the                 Mgmt          For                            For
       resolutions of the general meeting




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  704966920
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2014
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director of Fomento               Mgmt          For                            For
       Economico Mexicano, S.A.B. De C.V., opinion
       of the board of directors regarding the
       content of the report from the general
       director and reports from the board of
       directors itself with regard to the main
       accounting and information policies and
       criteria followed in the preparation of the
       financial information, as well as regarding
       the transactions and activities in which it
       has intervened, reports from the
       chairpersons of the audit and corporate
       practices committees, presentation of the
       financial statements for the 2013 fiscal
       year, in accordance with the terms of
       article 172 of the general mercantile
       companies law and of the applicable
       provisions from the securities market law

II     Report regarding the fulfillment of the tax               Mgmt          For                            For
       obligations

III    Allocation of the results account from the                Mgmt          For                            For
       2013 fiscal year

IV     Proposal to establish the maximum amount of               Mgmt          For                            For
       funds that can be allocated to the purchase
       of the shares of the company

V      Election of the members of the board of                   Mgmt          For                            For
       directors and secretaries, classification
       of their independence, in accordance with
       the terms of the securities market law, and
       determination of their compensation

VI.I   Election of members of the: finance and                   Mgmt          For                            For
       planning committee

VI.II  Election of members of the: audit committee               Mgmt          For                            For

VIIII  Election of members of the: corporate                     Mgmt          For                            For
       practices committee, designation of the
       chairperson of each one of them and
       determination of their compensation

VII    Appointment of delegates to formalize the                 Mgmt          For                            For
       resolutions that the general meeting passes

VIII   Reading and approval, if deemed                           Mgmt          For                            For
       appropriate, of the general meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 GENTERA SAB DE CV                                                                           Agenda Number:  705142759
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4831V101
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2014
          Ticker:
            ISIN:  MX01GE0E0004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      RESOLUTIONS REGARDING THE REPORTS                         Mgmt          Take No Action
       CONCERNING THE FISCAL YEAR THAT ENDED ON
       DECEMBER 31, 2013, IN ACCORDANCE WITH THE
       TERMS OF THAT WHICH IS PROVIDED FOR IN
       ARTICLE 172 OF THE GENERAL MERCANTILE
       COMPANIES LAW AND ARTICLE 28, PART IV, OF
       THE SECURITIES MARKET LAW

II     RESOLUTIONS IN REGARD TO THE ALLOCATION OF                Mgmt          Take No Action
       RESULTS FROM THE 2013 FISCAL YEAR

III    RESOLUTIONS REGARDING THE REPORT CONCERNING               Mgmt          Take No Action
       THE STATUS OF THE FUND FOR THE ACQUISITION
       OF SHARES OF THE COMPANY

IV     REPORT REGARDING THE FULFILLMENT OF THE TAX               Mgmt          Take No Action
       OBLIGATIONS THAT ARE THE RESPONSIBILITY OF
       THE COMPANY, IN ACCORDANCE WITH THAT WHICH
       IS PROVIDED FOR IN ARTICLE 86, PART XX, OF
       THE INCOME TAX LAW

V      RESOLUTIONS REGARDING THE ELECTION OR                     Mgmt          Take No Action
       RATIFICATION, IF DEEMED APPROPRIATE, OF
       MEMBERS OF THE BOARD OF DIRECTORS, OF THE
       CHAIRPERSONS OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES, AS WELL AS THE
       DETERMINATION OF THEIR COMPENSATION,
       CLASSIFICATION OF INDEPENDENCE

VI     RESOLUTIONS REGARDING THE APPOINTMENT OR                  Mgmt          Take No Action
       RATIFICATION, IF DEEMED APPROPRIATE, OF THE
       CHAIRPERSON OF THE BOARD OF DIRECTORS,
       SECRETARY AND VICE SECRETARY OF THE SAME

VII    DESIGNATION OF DELEGATES                                  Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 GRUMA SAB DE CV                                                                             Agenda Number:  704948592
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948K121
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2014
          Ticker:
            ISIN:  MXP4948K1056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of a plan for Gruma, Sociedad
       Anonima Bursatil de Capital Variable, to
       sign a merger agreement with its subsidiary
       Investigacion de Tecnologia Avanzada,
       Sociedad Anonima de Capital Variable, by
       virtue of which the latter will be the
       company being merged and the former will be
       the company conducting the merger or the
       surviving company

II     Designation of special delegates who will                 Mgmt          For                            For
       carry out and formalize the resolutions
       that are passed by the general meeting

III    Preparation, reading and, if deemed                       Mgmt          For                            For
       appropriate, approval of the minutes that
       are prepared based on the general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUMA SAB DE CV                                                                             Agenda Number:  705061430
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948K121
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2014
          Ticker:
            ISIN:  MXP4948K1056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the reports that are                      Mgmt          Take No Action
       referred to in Article 28, part iv, of the
       securities market law and article 19, part
       iv, of the corporate bylaws, for the fiscal
       year that ended on December 31, 2013,
       including the financial statements of
       Gruma, S.A.B. de C.V. for the period that
       ran from January 1 to December 31, 2013,
       for discussion and, if deemed appropriate,
       approval

II     Reading of the report regarding the                       Mgmt          Take No Action
       fulfillment of the tax obligations that is
       referred to in article 76, part XIX, of the
       income tax law

III    Proposal and, if deemed appropriate,                      Mgmt          Take No Action
       approval of the allocation of the results
       from the period mentioned in item I above

IV     Proposal to establish the maximum amount of               Mgmt          Take No Action
       funds to allocate the purchase of shares of
       the company and the report regarding the
       transactions conducted with shares of the
       company during the 2013 fiscal year

V      Election of the members of the board of                   Mgmt          Take No Action
       directors and the secretary, both full and
       alternate, classification of the
       independence of the members of that
       corporate body who have been proposed as
       independent members and the determination
       of their compensation

VI     Election of the chairpersons of the audit                 Mgmt          Take No Action
       and corporate practices committees of the
       company

VII    Designation of special delegates who will                 Mgmt          Take No Action
       carry out and formalize the resolutions
       that are passed by the general meeting

VIII   Preparation, reading and, if deemed                       Mgmt          Take No Action
       appropriate approval of the minutes that
       are prepared




--------------------------------------------------------------------------------------------------------------------------
 GRUPE SAB DE CV, MEXICO                                                                     Agenda Number:  705141430
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948T122
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2014
          Ticker:
            ISIN:  MX01CI030007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      LIST OF THOSE PRESENT AND DECLARATION THAT                Mgmt          No vote
       THE GENERAL MEETING IS LEGALLY INSTATED

II     REPORT AND OPINION FROM THE CHAIRPERSON OF                Mgmt          No vote
       THE BOARD OF DIRECTORS. 1. THE REPORT FROM
       THE GENERAL DIRECTOR AND RESULTS OF
       OPERATIONS. 2. THE REPORT PRESENTED TO THE
       BOARD OF DIRECTORS BY THE AUDIT AND
       CORPORATE PRACTICES COMMITTEE

III    PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          No vote
       APPROPRIATE, APPROVAL OF THE FINANCIAL
       STATEMENTS FOR THE YEARS THAT ENDED
       DECEMBER 31, 2013 AND 2012, AND THE OPINION
       OF THE INDEPENDENT AUDITORS

IV     THE REPORT REGARDING THE FULFILLMENT OF THE               Mgmt          No vote
       TAX OBLIGATIONS FOR THE FISCAL YEAR THAT
       ENDED ON DECEMBER 31, 2012

V      PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          No vote
       APPROPRIATE, APPROVAL OF THE ELECTION AND
       OR RATIFICATION OF THE MEMBERS OF THE BOARD
       OF DIRECTORS AND OF THE SECRETARY

VI     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          No vote
       APPROPRIATE, APPROVAL TO APPOINT AND OR
       RATIFY THE MEMBERS OF THE AUDIT AND
       CORPORATE PRACTICES COMMITTEE

VII    PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          No vote
       APPROPRIATE, APPROVAL TO MAINTAIN THE
       AMOUNT OF THE RESERVE FUNDS FOR THE
       ACQUISITION OF SHARES OF THE COMPANY FOR
       THE FISCAL YEAR THAT RUNS FROM JANUARY 1 TO
       DECEMBER 31, 2014

VIII   DESIGNATION OF SPECIAL DELEGATES WHO WILL                 Mgmt          No vote
       CARRY OUT THE RESOLUTIONS THAT ARE PASSED
       AT THIS GENERAL MEETING

IX     CLOSING OF THE GENERAL MEETING                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GRUPO AEROPORTUARIO DEL CENTRO NORTE SAB DE CV                                              Agenda Number:  705044410
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49530101
    Meeting Type:  MIX
    Meeting Date:  10-Apr-2014
          Ticker:
            ISIN:  MX01OM000018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation of the reports from the board                Mgmt          For                            For
       of Directors in accordance with the terms
       of article 28, part IV, lines D and E, and
       article 56 of the securities market law, in
       regard to the fiscal year that ended on
       December 31, 2013

II     Presentation of the report from the general               Mgmt          For                            For
       Director and the opinion of the outside
       Auditor that are referred to in article 28,
       part IV, line B, of the securities market
       law, in regard to the fiscal year that
       ended on December 31, 2013

III    Presentation of the reports and opinions                  Mgmt          For                            For
       that are referred to in article 28, part
       IV, lines A and C, of the securities market
       law, with the inclusion of the tax report
       that is referred to in article 86, part XX,
       of the income tax law

IV     Discussion, approval and, if deemed                       Mgmt          Abstain                        Against
       appropriate, amendment of the reports that
       are referred to in item I and II above.
       resolutions in this regard

V      Allocation of results, increase of reserves               Mgmt          Abstain                        Against
       and approval of the amount of the funds
       allocated to the acquisition of shares of
       the company. resolutions in this regard

VI     Discussion and approval, if deemed                        Mgmt          Abstain                        Against
       appropriate, of a proposal to appoint and
       ratify members of the board of Directors
       and chairpersons of the audit and corporate
       practices, finance, planning and
       sustainability committees. resolutions in
       this regard

VII    Discussion and approval, if deemed                        Mgmt          Against                        Against
       appropriate, of the proposal for the
       payment of compensation to members of the
       board of Directors and support committees.
       resolutions in this regard

VIII   Discussion and approval, if deemed                        Mgmt          For                            For
       appropriate, of a proposal from the board
       of Directors to decrease the minimum or
       fixed share capital through the
       reimbursement of contributions to the
       shareholders, without decreasing the total
       number of shares representative of the
       share capital and, if deemed appropriate,
       to amend the text of article 6 of the
       corporate bylaws of the company.
       resolutions in this regard

IX     Designation of special delegates.                         Mgmt          For                            For
       resolutions in this regard

CMMT   26 MAR 2014: PLEASE NOTE THAT THE MEETING                 Non-Voting
       TYPE WAS CHANGED FROM AGM TO MIX. IF YOU
       HAVE ALREADY VOTED ON THIS MEETING THERE IS
       NO NEED TO RE-VOTE AGAIN UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV                                                  Agenda Number:  704994082
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4959P100
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2014
          Ticker:
            ISIN:  MX01GA000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal for the reduction of the share                   Mgmt          Take No Action
       capital in the amount of MXN
       1,510,000,000.00. Amendment of article 6 of
       the corporate bylaws of the company

II     Change of the corporate domicile of the                   Mgmt          Take No Action
       company amendment of articles 3 and 52 of
       the corporate bylaws

III    Appointment and designation of special                    Mgmt          Take No Action
       delegates to appear before a notary public
       to formalize the resolutions passed at this
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO AEROPORTUARIO DEL PACIFICO SAB DE CV                                                  Agenda Number:  705154463
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4959P100
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2014
          Ticker:
            ISIN:  MX01GA000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 287927 DUE TO DELETION OF
       RESOLUTIONS 1.B TO 1.G. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS
       MEETING NOTICE. THANK YOU.

I      IN COMPLIANCE WITH ARTICLE 28, SECTION IV                 Mgmt          Take No Action
       OF THE MEXICAN SECURITIES MARKET LAW, THE
       FOLLOWING WILL BE PRESENTED AND, IF
       APPLICABLE, SUBMITTED FOR APPROVAL A) THE
       CHIEF EXECUTIVE OFFICERS REPORT REGARDING
       THE RESULTS OF OPERATIONS FOR THE FISCAL
       YEAR ENDED DECEMBER 31, 2013, IN ACCORDANCE
       WITH ARTICLE 44 SECTION XI OF THE MEXICAN
       SECURITIES MARKET LAW AND ARTICLE 172 OF
       THE MEXICAN GENERAL CORPORATIONS LAW,
       TOGETHER WITH THE EXTERNAL AUDITORS REPORT,
       WITH RESPECT TO THE COMPANY ON AN
       INDIVIDUAL BASIS IN ACCORDANCE WITH MEXICAN
       GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AS
       WELL AS WITH RESPECT TO THE COMPANY AND ITS
       SUBSIDIARIES ON A CONSOLIDATED BASIS IN
       ACCORDANCE WITH INTERNATIONAL FINANCIAL
       REPORTING STANDARDS BASED ON THE COMPANYS
       MOST RECENT FINANCIAL STATEMENTS UNDER BOTH
       NORMS. B)THE BOARD OF DIRECTORS COMMENTS TO
       THE CHIEF EXECUTIVE OFFICERS REPORT. C) THE
       BOARD OF DIRECTORS REPORT IN ACCORDANCE
       WITH ARTICLE 172, CLAUSE B, OF THE MEXICAN
       GENERAL CORPORATIONS LAW, REGARDING THE
       COMPANYS MAIN ACCOUNTING POLICIES AND
       CRITERIA AS WELL AS THE INFORMATION USED TO
       PREPARE THE COMPANYS FINANCIAL STATEMENTS.
       D)THE REPORT ON OPERATIONS AND ACTIVITIES
       IN WHICH THE BOARD OF DIRECTORS INTERVENED
       DURING THE FISCAL YEAR ENDED DECEMBER 31,
       2013 PURSUANT TO THE MEXICAN SECURITIES
       MARKET LAW. E)THE ANNUAL REPORT ON THE
       ACTIVITIES UNDERTAKEN BY THE AUDIT AND
       CORPORATE PRACTICES COMMITTEE IN ACCORDANCE
       WITH ARTICLE 43 OF THE MEXICAN SECURITIES
       MARKET LAW. RATIFICATION OF THE ACTIONS OF
       THE VARIOUS COMMITTEES AND RELEASE FROM
       FURTHER OBLIGATIONS. F)THE REPORT ON THE
       COMPANYS COMPLIANCE WITH TAX OBLIGATIONS
       FOR THE FISCAL YEAR OF JANUARY 1 TO
       DECEMBER 31, 2012 INSTRUCTION TO COMPANY
       OFFICIALS TO COMPLY WITH TAX OBLIGATIONS
       CORRESPONDING TO THE FISCAL YEAR OF JANUARY
       1 TO DECEMBER 31, 2013, IN ACCORDANCE WITH
       ARTICLE 26, SECTION III OF THE MEXICAN
       FISCAL CODE. G)RATIFICATION OF THE
       DECISIONS TAKEN BY THE BOARD OF DIRECTORS
       INCLUDING THE DESIGNATION OF PROVISIONAL
       DIRECTORS AND RELEASE FROM FURTHER
       OBLIGATIONS IN THE FULFILLMENT OF ITS
       DUTIES.IN ADDITION, RATIFICATION OF THE
       ACTIONS OF THE PRESIDENT AND OFFICERS OF
       THE COMPANY AND RELEASE FROM FURTHER
       OBLIGATIONS

II     PRESENTATION DISCUSSION, AND SUBMISSION FOR               Mgmt          Take No Action
       APPROVAL OF THE COMPANYS FINANCIAL
       STATEMENTS ON AN INDIVIDUAL BASIS IN
       ACCORDANCE WITH MEXICAN GAAP FOR PURPOSES
       OF CALCULATING THE LEGAL RESERVES NET
       INCOME, FISCAL EFFECTS RELATED TO DIVIDEND
       PAYMENTS AND THE CAPITAL REDUCTION AS
       APPLICABLE, AND APPROVAL OF THE FINANCIAL
       STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES ON A CONSOLIDATED BASIS IN
       ACCORDANCE WITH INTERNATIONAL FINANCIAL
       REPORTING STANDARDS FOR THEIR PUBLICATION
       TO FINANCIAL MARKETS, WITH RESPECT TO
       OPERATIONS DURING THE JANUARY 1 TO DECEMBER
       31, 2013 FISCAL PERIOD AND APPROVAL OF THE
       EXTERNAL AUDITORS REPORT REGARDING THE
       AFOREMENTIONED FINANCIAL STATEMENTS

III    PROPOSAL TO APPROVE FROM THE COMPANYS NET                 Mgmt          Take No Action
       INCOME FOR THE FISCAL YEAR ENDED DECEMBER
       31, 2013 REPORTED IN THE INDIVIDUAL
       FINANCIAL STATEMENTS AUDITED IN ACCORDANCE
       WITH MEXICAN GAAP PRESENTED IN POINT II OF
       THE AGENDA ABOVE, WHICH WAS PS
       1,991,540,839.00 ONE BILLION, NINE HUNDRED
       NINETY ONE MILLION, FIVE HUNDRED FOURTY
       THOUSAND EIGHT HUNDRED AND THIRTY NINE
       PESOS THE ALLOCATION OF FIVE PERCENT OF
       THIS AMOUNT, OR PS.99,577,042.00 TOWARDS
       INCREASING THE COMPANYS LEGAL RESERVES,
       WITH THE REMAINING BALANCE OF PS
       1,891,963,797.00 TO BE ALLOCATED TO THE
       ACCOUNT FOR NET INCOME PENDING ALLOCATION

IV     PRESENTATION DISCUSSION, AND SUBMISSION FOR               Mgmt          Take No Action
       APPROVAL OF THE ALLOCATION FROM THE ACCOUNT
       FOR NET INCOME PENDING ALLOCATION OF AN
       AMOUNT EQUAL TO PS.1,894,965,784.00 FOR
       DECLARING A DIVIDEND IN THE AMOUNT OF PS.
       1,590,000,000.00 TO BE DISTRIBUTED EQUALLY
       AMONG EACH SHARE OUTSTANDING AS OF THE
       PAYMENT DATE EXCLUDING THE SHARES
       REPURCHASED BY HE COMPANY AS OF EACH
       PAYMENT DATE IN ACCORDANCE WITH ARTICLE 56
       OF THE MEXICAN SECURITIES MARKET LAW ANY
       AMOUNTS OF NET INCOME PENDING ALLOCATION
       REMAINING AFTER THE PAYMENT OF SUCH
       DIVIDEND WILL REMAIN IN THE ACCOUNT FOR NET
       INCOME PENDING ALLOCATION. THE DIVIDEND
       WILL BE PAID IN THE FOLLOWING MANNER I)
       PS.1,192,500,000.00 BEFORE MAY 31, 2014.
       II)PS. 397,500,000.00 BEFORE NOVEMBER 30,
       2014

V      CANCELATION OF ANY AMOUNTS OUTSTANDING                    Mgmt          Take No Action
       UNDER THE SHARE REPURCHASE PROGRAM APPROVED
       AT THE ORDINARY SHAREHOLDERS MEETING THAT
       TOOK PLACE ON APRIL 16 2013 FOR PS
       280,728,734.00 AND APPROVAL OF PS
       400,000,000.00 AS THE MAXIMUM AMOUNT TO BE
       ALLOCATED TOWARD THE REPURCHASE OF THE
       COMPANYS SHARES OR CREDIT INSTRUMENTS THAT
       REPRESENT THOSE SHARES FOR THE 12-MONTH
       PERIOD AFTER APRIL 23, 2014 IN ACCORDANCE
       WITH ARTICLE 56, SECTION IV OF THE MEXICAN
       SECURITIES MARKET LAW

VI     THE REPORT REGARDING THE DESIGNATION OR                   Non-Voting
       RATIFICATION OF THE FOUR MEMBERS OF THE
       BOARD OF DIRECTORS AND THEIR RESPECTIVE
       ALTERNATES NAMED BY THE SERIES BB
       SHAREHOLDERS

VII    RATIFICATION AND/OR DESIGNATION OF THE                    Non-Voting
       PERSON(S) THAT WILL SERVE AS MEMBER(S) OF
       THE COMPANYS BOARD OF DIRECTORS AS
       DESIGNATED BY ANY HOLDER OR GROUP OF
       HOLDERS OF SERIES B SHARES THAT OWN, I,
       INDIVIDUALLY OR COLLECTIVELY, 10 PERCENT OR
       MORE OF THE COMPANYS CAPITAL STOCK

VIII   RATIFICATION AND/OR DESIGNATION OF THE                    Mgmt          Take No Action
       PERSONS THAT WILL SERVE AS MEMBERS OF THE
       COMPANYS BOARD OF DIRECTORS AS DESIGNATED
       BY THE SERIES B SHAREHOLDERS, AND
       RESOLUTIONS IN RESPECT THEREOF

IX     RATIFICATION OF THE COMPANYS CHAIRMAN OF                  Mgmt          Take No Action
       THE BOARD OF DIRECTORS IN ACCORDANCE WITH
       ARTICLE 16 OF THE COMPANYS BY-LAWS

X      RATIFICATION OF THE COMPENSATION PAID TO                  Mgmt          Take No Action
       THE MEMBERS OF THE COMPANYS BOARD OF
       DIRECTORS DURING THE 2013 FISCAL YEAR AND
       DETERMINATION OF THE COMPENSATION TO BE
       PAID IN 2014

XI     RATIFICATION AND/OR DESIGNATION OF THE                    Mgmt          Take No Action
       MEMBER OF THE BOARD OF DIRECTORS DESIGNATED
       BY SERIES B SHAREHOLDERS NOMINATIONS AND
       COMPENSATION COMMITTEE

XII    RATIFICATION AND/OR DESIGNATION OF THE                    Mgmt          Take No Action
       PRESIDENT OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEE

XIII   THE REPORT CONCERNING COMPLIANCE WITH                     Non-Voting
       ARTICLE 29 OF THE COMPANYS BY-LAWS
       REGARDING ACQUISITIONS OF GOODS OR SERVICES
       OR CONTRACTING OF PROJECTS OR ASSET SALES
       THAT ARE EQUAL TO OR GREATER THAN US
       3,000,000.00 OR, IF APPLICABLE, REGARDING
       TRANSACTIONS WITH RELEVANT SHAREHOLDERS

XIV    APPOINTMENT AND DESIGNATION OF SPECIAL                    Non-Voting
       DELEGATES TO PRESENT TO A NOTARY PUBLIC THE
       RESOLUTIONS ADOPTED AT THIS MEETING FOR
       FORMALIZATION ADOPTION OF THE RESOLUTIONS




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CARSO SAB DE CV                                                                       Agenda Number:  705141442
--------------------------------------------------------------------------------------------------------------------------
        Security:  P46118108
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MXP461181085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION, FOR THE APPROPRIATE PURPOSES,               Non-Voting
       OF THE REPORT FROM THE GENERAL DIRECTOR
       REGARDING THE PROGRESS AND THE OPERATIONS
       OF THE COMPANY FOR THE FISCAL YEAR THAT
       ENDED ON DECEMBER 31, 2013, WHICH INCLUDES
       THE FINANCIAL STATEMENTS TO THAT DATE AND
       THE OPINION OF THE OUTSIDE AUDITOR, OF THE
       OPINION AND OF THE REPORTS FROM THE BOARD
       OF DIRECTORS THAT ARE REFERRED TO IN LINES
       C, D AND E OF PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW, OF THE REPORT FROM
       THE CORPORATE PRACTICES AND AUDIT
       COMMITTEE, AND OF THE REPORT REGARDING THE
       FULFILLMENT OF TAX OBLIGATIONS. RESOLUTIONS
       IN THIS REGARD

II     PRESENTATION AND, IF DEEMED APPROPRIATE,                  Non-Voting
       APPROVAL OF A PROPOSAL IN RELATION TO THE
       ALLOCATION OF PROFIT, WHICH INCLUDES THE
       PAYMENT TO THE SHAREHOLDERS OF A CASH
       DIVIDEND OF MXN 0.80, COMING FROM THE
       BALANCE OF THE NET FISCAL PROFIT ACCOUNT,
       DIVIDED INTO EQUAL INSTALLMENTS OF MXN 0.40
       FOR EACH SHARE. RESOLUTIONS IN THIS REGARD

III    IF DEEMED APPROPRIATE, RATIFICATION OF THE                Non-Voting
       TERM IN OFFICE OF THE BOARD OF DIRECTORS
       AND OF THE GENERAL DIRECTOR FOR THE 2013
       FISCAL YEAR. RESOLUTIONS IN THIS REGARD

IV     ELECTION OR RATIFICATION, AS APPROPRIATE,                 Non-Voting
       OF THE MEMBERS AND OFFICERS OF THE BOARD OF
       DIRECTORS, AS WELL AS OF THE MEMBERS AND OF
       THE CHAIRPERSON OF THE CORPORATE PRACTICES
       AND AUDIT COMMITTEE. THE PASSAGE OF THE
       RESOLUTIONS THAT ARE RELATED TO THE
       CLASSIFICATION OF THE INDEPENDENCE OF THE
       MEMBERS OF THE BOARD OF DIRECTORS AND TO
       COMPENSATION AND OF THE OTHERS THAT DERIVE
       FROM ALL OF THE ABOVE

V      RATIFICATION OF THE AMOUNT OF FUNDS FOR THE               Non-Voting
       ACQUISITION OF SHARES OF THE COMPANY THAT
       ARE PENDING ALLOCATION AND THE PASSAGE OF
       THE RESOLUTIONS RELATIVE TO THIS PROPOSAL,
       TO THE CORRESPONDING ACQUISITIONS AND TO
       THE AUTHORIZATIONS TO CARRY THEM OUT, AS
       WELL AS ANY OTHERS THAT ARE RELATED TO THE
       ACQUISITION OF SHARES OF THE COMPANY

VI     REQUEST FOR AUTHORIZATION TO OBTAIN A                     Non-Voting
       RESTATEMENT OF THE CORPORATE BYLAWS OF THE
       COMPANY. RESOLUTIONS IN THIS REGARD

VII    DESIGNATION OF SPECIAL DELEGATES TO                       Non-Voting
       FORMALIZE AND CARRY OUT THE RESOLUTIONS
       THAT THE GENERAL MEETING PASSES.
       RESOLUTIONS IN THIS REGARD

CMMT   PLEASE BE ADVISED THAT SHARES WITH SERIES                 Non-Voting
       A1 ARE COMMONLY USED FOR THOSE SHARES THAT
       CONFER FULL VOTING RIGHTS AND CAN ONLY BE
       ACQUIRED BY MEXICAN NATIONALS. IN SOME
       CASES, ISSUERS HAVE ESTABLISHED NEUTRAL
       TRUSTS TO ALLOW FOREIGN INVESTORS TO
       PURCHASE OTHERWISE RESTRICTED SHARES

CMMT   11 APR 2014: PLEASE NOTE THAT ONLY MEXICAN                Non-Voting
       NATIONALS HAVE VOTING RIGHTS AT THIS
       MEETING. IF YOU ARE A MEXICAN NATIONAL AND
       WOULD LIKE TO SUBMIT YOUR VOTE ON THIS
       MEETING PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE. THANK YOU

CMMT   11 APR 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV                                                          Agenda Number:  705121907
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2014
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW FOR THE FISCAL YEAR
       THAT ENDED ON DECEMBER 31, 2013

II     ALLOCATION OF PROFIT                                      Mgmt          Take No Action

III    ELECTION OF THE MEMBERS OF THE BOARD OF                   Mgmt          Take No Action
       DIRECTORS OF THE COMPANY AND THE
       CLASSIFICATION OF THEIR INDEPENDENCE

IV     DETERMINATION OF THE COMPENSATION FOR THE                 Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS

V      DESIGNATION OF THE MEMBERS OF THE AUDIT AND               Mgmt          Take No Action
       CORPORATE PRACTICES COMMITTEE

VI     DESIGNATION OF THE MEMBERS OF THE RISK                    Mgmt          Take No Action
       POLICY COMMITTEE

VII    REPORT FROM THE BOARD OF DIRECTORS                        Mgmt          Take No Action
       REGARDING THE TRANSACTIONS THAT WERE
       CONDUCTED WITH THE SHARES OF THE COMPANY
       DURING 2013, AS WELL AS THE DETERMINATION
       OF THE MAXIMUM AMOUNT OF FUNDS THAT CAN BE
       ALLOCATED TO THE PURCHASE OF SHARES OF THE
       COMPANY FOR THE 2014 FISCAL YEAR

VIII   DESIGNATION OF A DELEGATE OR DELEGATES TO                 Mgmt          Take No Action
       FORMALIZE AND CARRY OUT, IF DEEMED
       APPROPRIATE, THE RESOLUTIONS THAT ARE
       PASSED BY THE GENERAL MEETING




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  704746037
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  14-Oct-2013
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion and, if deemed appropriate,                    Mgmt          Take No Action
       approval of a proposal to pay a cash
       dividend in the amount of MXN 0.7852 per
       share

II     Report from the board of directors of the                 Mgmt          Take No Action
       company regarding the number of shares
       actually subscribed for and paid in through
       the primary public offering of shares
       representative of the capital of the
       company and of the consequent share capital
       increase paid in to the company, which
       capital increase paid in to the company,
       which was approved at an extraordinary
       general meeting of shareholders that was
       held on July 3, 2013

III    Report from the outside auditor regarding                 Mgmt          Take No Action
       the tax situation of the company

IV     Designation of a delegate or delegates to                 Mgmt          Take No Action
       formalize and carry out, if deemed
       appropriate, the resolutions passed by the
       general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE                                                  Agenda Number:  704881780
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  20-Dec-2013
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of a proposal to amend the first
       resolution passed at the annual general
       meeting of shareholders that was held on
       October 14, 2013, for the purpose of
       anticipating the payments of the dividends
       scheduled to be settled on January 23,
       2014, and April 23, 2014, in the amount of
       MXN 0.1963 per share, each, to no later
       than December 31, 2013

II     Designation of a delegate or delegates to                 Mgmt          For                            For
       formalize and carry out, if deemed
       appropriate, the resolutions that are
       passed by the general meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO INBURSA SAB DE CV                                                          Agenda Number:  705168551
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4950U165
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MXP370641013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION OF THE TAX REPORT OF THE                     Mgmt          Take No Action
       OUTSIDE AUDITOR FOR THE 2012 FISCAL YEAR,
       IN COMPLIANCE WITH THE OBLIGATION THAT IS
       CONTAINED IN ARTICLE 76, PART XIX, OF THE
       INCOME TAX LAW. RESOLUTIONS IN THIS REGARD

II.I   PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE REPORT FROM
       THE GENERAL DIRECTOR THAT WAS PREPARED IN
       ACCORDANCE WITH ARTICLE 172 OF THE GENERAL
       MERCANTILE COMPANIES LAW AND ARTICLE 44,
       PART XI, OF THE SECURITIES MARKET LAW,
       ACCOMPANIED BY THE OPINION OF THE OUTSIDE
       AUDITOR, REGARDING THE OPERATIONS AND
       RESULTS OF THE COMPANY FOR THE FISCAL YEAR
       THAT ENDED ON DECEMBER 31, 2013, AS WELL AS
       THE OPINION OF THE BOARD OF DIRECTORS
       REGARDING THE CONTENT OF THAT REPORT

II.II  PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE REPORT FROM
       THE BOARD OF DIRECTORS THAT IS REFERRED TO
       IN ARTICLE 172, LINE B, OF THE GENERAL
       MERCANTILE COMPANIES LAW, IN WHICH ARE
       CONTAINED THE MAIN ACCOUNTING AND
       INFORMATION POLICIES AND CRITERIA THAT WERE
       FOLLOWED IN THE PREPARATION OF THE
       FINANCIAL INFORMATION OF THE COMPANY

IIIII  PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE REPORT ON THE
       ACTIVITIES AND TRANSACTIONS IN WHICH THE
       BOARD OF DIRECTORS HAS INTERVENED IN
       ACCORDANCE WITH ARTICLE 28, PART IV, LINE
       E, OF THE SECURITIES MARKET LAW

II.IV  PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE INDIVIDUAL
       AND CONSOLIDATED FINANCIAL STATEMENTS OF
       THE COMPANY TO DECEMBER 31, 2013

II.V   PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE ANNUAL
       REPORTS REGARDING THE ACTIVITIES THAT WERE
       CARRIED OUT BY THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES IN ACCORDANCE WITH
       ARTICLE 43 OF THE SECURITIES MARKET LAW.
       RESOLUTIONS IN THIS REGARD

III    PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE PROPOSAL FOR
       THE ALLOCATION OF RESULTS. RESOLUTIONS IN
       THIS REGARD

IV     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE PROPOSAL FOR
       THE PAYMENT OF A DIVIDEND. RESOLUTIONS IN
       THIS REGARD

V      DISCUSSION AND, IF DEEMED APPROPRIATE,                    Mgmt          Take No Action
       ELECTION AND OR RATIFICATION OF THE MEMBERS
       OF THE BOARD OF DIRECTORS, SECRETARY AND
       VICE SECRETARY OF THE COMPANY. RESOLUTIONS
       IN THIS REGARD

VI     DETERMINATION OF THE COMPENSATION FOR THE                 Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS,
       SECRETARY AND VICE SECRETARY OF THE
       COMPANY. RESOLUTIONS IN THIS REGARD

VII    DISCUSSION AND, IF DEEMED APPROPRIATE,                    Mgmt          Take No Action
       APPROVAL OF THE APPOINTMENT AND OR
       RATIFICATION OF THE MEMBERS OF THE
       CORPORATE PRACTICES AND AUDIT COMMITTEES OF
       THE COMPANY. RESOLUTIONS IN THIS REGARD

VIII   DETERMINATION OF THE COMPENSATION FOR THE                 Mgmt          Take No Action
       MEMBERS OF THE CORPORATE PRACTICES AND
       AUDIT COMMITTEES OF THE COMPANY.
       RESOLUTIONS IN THIS REGARD

IX     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE ANNUAL REPORT
       IN REGARD TO THE ACQUISITION OF SHARES OF
       THE COMPANY IN ACCORDANCE WITH THE TERMS OF
       ARTICLE 56 OF THE SECURITIES MARKET LAW AND
       THE DETERMINATION OR RATIFICATION OF THE
       MAXIMUM AMOUNT OF FUNDS THAT CAN BE
       ALLOCATED TO THE ACQUISITION OF SHARES OF
       THE COMPANY FOR THE 2014 FISCAL YEAR.
       RESOLUTIONS IN THIS REGARD

X      DESIGNATION OF DELEGATES TO CARRY OUT AND                 Mgmt          Take No Action
       FORMALIZE THE RESOLUTIONS THAT ARE PASSED
       BY THE GENERAL MEETING. RESOLUTIONS IN THIS
       REGARD




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO INBURSA SAB DE CV                                                          Agenda Number:  705168929
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4950U165
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MXP370641013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PROPOSAL, DISCUSSION AND, IF DEEMED                       Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE AMENDMENTS TO
       THE CORPORATE BYLAWS OF THE COMPANY BASED
       ON THE FINANCIAL REFORM. RESOLUTIONS IN
       THIS REGARD

II     PROPOSAL, DISCUSSION AND, IF DEEMED                       Mgmt          Take No Action
       APPROPRIATE, APPROVAL TO CARRY OUT A
       RESTATEMENT OF THE CORPORATE BYLAWS OF THE
       COMPANY. RESOLUTIONS IN THIS REGARD

III    DESIGNATION OF DELEGATES TO CARRY OUT AND                 Mgmt          Take No Action
       FORMALIZE THE RESOLUTIONS THAT ARE PASSED
       BY THE GENERAL MEETING. RESOLUTIONS IN THIS
       REGARD




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO INTERACCIONES SA DE CV GFINTER                                             Agenda Number:  705147937
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4951R153
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MXP370661011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW REGARDING THE
       PROGRESS OF THE BUSINESS OF THE COMPANY
       DURING THE FISCAL YEAR THAT RAN FROM
       JANUARY 1 TO DECEMBER 31, 2013, WHICH
       REPORTS INCLUDE: THE FINANCIAL STATEMENTS
       OF THE COMPANY FOR THE MENTIONED FISCAL
       YEAR

I.II   PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW REGARDING THE
       PROGRESS OF THE BUSINESS OF THE COMPANY
       DURING THE FISCAL YEAR THAT RAN FROM
       JANUARY 1 TO DECEMBER 31, 2013, WHICH
       REPORTS INCLUDE: THE ANNUAL REPORT
       REGARDING THE ACTIVITIES OF THE AUDIT AND
       CORPORATE PRACTICES COMMITTEE OF THE
       COMPANY THAT ARE REFERRED TO IN ARTICLE 43
       OF THE SECURITIES MARKET LAW

I.III  PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW REGARDING THE
       PROGRESS OF THE BUSINESS OF THE COMPANY
       DURING THE FISCAL YEAR THAT RAN FROM
       JANUARY 1 TO DECEMBER 31, 2013, WHICH
       REPORTS INCLUDE: THE REPORT FROM THE
       GENERAL DIRECTOR OF THE COMPANY IN
       ACCORDANCE WITH THE TERMS OF PART XI OF
       ARTICLE 44 OF THE SECURITIES MARKET LAW,
       ACCOMPANIED BY THE OPINION OF THE OUTSIDE
       AUDITOR

I.IV   PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW REGARDING THE
       PROGRESS OF THE BUSINESS OF THE COMPANY
       DURING THE FISCAL YEAR THAT RAN FROM
       JANUARY 1 TO DECEMBER 31, 2013, WHICH
       REPORTS INCLUDE: THE OPINION OF THE BOARD
       OF DIRECTORS REGARDING THE CONTENT OF THE
       REPORT FROM THE GENERAL DIRECTOR THAT IS
       REFERRED TO IN THE ITEM ABOVE

I.V    PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW REGARDING THE
       PROGRESS OF THE BUSINESS OF THE COMPANY
       DURING THE FISCAL YEAR THAT RAN FROM
       JANUARY 1 TO DECEMBER 31, 2013, WHICH
       REPORTS INCLUDE: THE REPORT THAT IS
       REFERRED TO IN ARTICLE 172, LINE B, OF THE
       GENERAL MERCANTILE COMPANIES LAW, IN WHICH
       ARE CONTAINED THE MAIN ACCOUNTING AND
       INFORMATION POLICIES AND CRITERIA THAT WERE
       FOLLOWED IN THE PREPARATION OF THE
       FINANCIAL INFORMATION

I.VI   PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN PART IV OF ARTICLE 28 OF THE
       SECURITIES MARKET LAW REGARDING THE
       PROGRESS OF THE BUSINESS OF THE COMPANY
       DURING THE FISCAL YEAR THAT RAN FROM
       JANUARY 1 TO DECEMBER 31, 2013, WHICH
       REPORTS INCLUDE: THE REPORT REGARDING THE
       TRANSACTIONS AND ACTIVITIES IN WHICH THE
       BOARD OF DIRECTORS INTERVENED DURING THE
       FISCAL YEAR THAT RAN FROM JANUARY 1 TO
       DECEMBER 31, 2013

II     PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORT REGARDING THE
       FULFILLMENT OF THE TAX OBLIGATIONS THAT ARE
       THE RESPONSIBILITY OF THE COMPANY IN REGARD
       TO THE FISCAL YEAR THAT ENDED ON DECEMBER
       31, 2012, IN ACCORDANCE WITH PART XX OF
       ARTICLE 86 OF THE INCOME TAX LAW

III    READING, DISCUSSION AND APPROVAL, IF DEEMED               Mgmt          Take No Action
       APPROPRIATE, OF THE FINANCIAL STATEMENTS OF
       THE COMPANY FOR THE FISCAL YEAR THAT RAN
       FROM JANUARY 1 TO DECEMBER 31, 2013

IV     ALLOCATION OF RESULTS                                     Mgmt          Take No Action

V      ELECTION OR CONFIRMATION, IF DEEMED                       Mgmt          Take No Action
       APPROPRIATE, OF THE MEMBERS OF THE BOARD OF
       DIRECTORS AND THE DETERMINATION OF THEIR
       COMPENSATION, APPOINTMENT OR CONFIRMATION,
       IF DEEMED APPROPRIATE, OF THE SECRETARY OF
       THE BOARD OF DIRECTORS, GENERAL DIRECTOR
       AND ASSISTANT GENERAL DIRECTOR

VI     APPOINTMENT OR CONFIRMATION, IF DEEMED                    Mgmt          Take No Action
       APPROPRIATE, OF THE MEMBERS WHO MAKE UP THE
       EXECUTIVE COMMITTEE OF THE COMPANY

VII    APPOINTMENT OR CONFIRMATION, IF DEEMED                    Mgmt          Take No Action
       APPROPRIATE, OF THE PERSON WHO WILL CHAIR
       THE AUDIT COMMITTEE AND THE CORPORATE
       PRACTICES COMMITTEE OF THE COMPANY

VIII   PROPOSAL, DISCUSSION AND APPROVAL, IF                     Mgmt          Take No Action
       DEEMED APPROPRIATE, REGARDING THE MAXIMUM
       AMOUNT OF FUNDS THAT CAN BE ALLOCATED TO
       THE PURCHASE OF SHARES OF THE COMPANY
       DURING THE FISCAL YEAR THAT WILL END ON
       DECEMBER 31, 2014

IX     PROPOSAL, DISCUSSION AND APPROVAL, IF                     Mgmt          Take No Action
       DEEMED APPROPRIATE, REGARDING THE
       DESIGNATION OF SPECIAL DELEGATES WHO WILL
       FORMALIZE THE RESOLUTIONS THAT ARE PASSED
       AT THE GENERAL MEETING




--------------------------------------------------------------------------------------------------------------------------
 GRUPO LALA SAB DE CV                                                                        Agenda Number:  704868287
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49543104
    Meeting Type:  OGM
    Meeting Date:  11-Dec-2013
          Ticker:
            ISIN:  MX01LA040003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation, discussion and, if deemed                   Mgmt          Take No Action
       appropriate, approval of the payment of a
       cash dividend in the amount of MXN 0.3825
       for each one of the shares representative
       of the share capital of the company that
       are in circulation on the payment date.
       resolutions in this regard

II     Proposal, discussion and, if deemed                       Mgmt          Take No Action
       appropriate, approval to extend the payment
       date of the dividend that was declared at
       the meeting of the board of directors that
       was held on October 25, 2013, in the amount
       of MXN 0.1275. resolutions in this regard

III    Designation of delegates who will carry out               Mgmt          Take No Action
       the resolutions passed by this general
       meeting and, if deemed appropriate,
       formalize them as is appropriate.
       resolutions in this regard

IV     Reading and, if deemed appropriate,                       Mgmt          Take No Action
       approval of the minutes of the general
       meeting. resolutions in this regard

CMMT   28 NOV 13: PLEASE NOTE THAT THIS IS A                     Non-Voting
       REVISION DUE TO MODIFICATION IN NUMBERING
       OF RESOLUTIONS. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO LALA SAB DE CV                                                                        Agenda Number:  705149789
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49543104
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2014
          Ticker:
            ISIN:  MX01LA040003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE REPORT FROM THE BOARD
       OF DIRECTORS THAT WAS PREPARED IN
       ACCORDANCE WITH THE TERMS OF ARTICLE 172,
       LINE B, OF THE GENERAL MERCANTILE COMPANIES
       LAW IN REGARD TO THE MAIN ACCOUNTING
       POLICIES AND CRITERIA THAT WERE FOLLOWED IN
       THE PREPARATION OF THE FINANCIAL
       INFORMATION OF THE COMPANY

I.II   PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE REPORT FROM THE BOARD
       OF DIRECTORS REGARDING THE MAIN ACTIVITIES
       AND TRANSACTIONS IN WHICH IT HAS INTERVENED
       DURING THE 2013 FISCAL YEAR, IN ACCORDANCE
       WITH THE TERMS OF ARTICLE 28, PART IV, LINE
       E, OF THE SECURITIES MARKET LAW

I.III  PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE REPORT FROM THE GENERAL
       DIRECTOR THAT WAS PREPARED IN ACCORDANCE
       WITH THE TERMS OF ARTICLE 172 OF THE
       GENERAL MERCANTILE COMPANIES LAW AND
       ARTICLE 44, PART XI, OF THE SECURITIES
       MARKET LAW, TOGETHER WITH THE OPINION OF
       THE OUTSIDE AUDITOR, REGARDING THE
       ACTIVITIES CONDUCTED BY THE GENERAL
       MANAGEMENT DURING THE 2013 FISCAL YEAR, AS
       WELL AS THE OPINION OF THE BOARD OF
       DIRECTORS REGARDING THAT REPORT

I.IV   PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE FINANCIAL STATEMENTS OF
       THE COMPANY TO DECEMBER 31, 2013, WHICH
       INCLUDE A PROPOSAL FOR THE ALLOCATION OF
       THE RESULTS FROM THE FISCAL YEAR

I.V    PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE ANNUAL REPORT REGARDING
       THE ACTIVITIES CONDUCTED BY THE AUDIT AND
       CORPORATE PRACTICES COMMITTEE IN ACCORDANCE
       WITH THE TERMS OF ARTICLE 43 OF THE
       SECURITIES MARKET LAW

I.VI   PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE REPORT REGARDING THE
       ACQUISITION AND PLACEMENT OF SHARES OF THE
       COMPANY

I.VII  PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE FOLLOWING AND RESOLUTIONS
       IN THIS REGARD: THE REPORT REGARDING THE
       FULFILLMENT OF THE TAX OBLIGATIONS THAT ARE
       THE RESPONSIBILITY OF THE COMPANY IN
       ACCORDANCE WITH THE TERMS OF ARTICLE 76,
       PART XIX, OF THE INCOME TAX LAW

II     RATIFICATION, IF DEEMED APPROPRIATE, OF THE               Mgmt          Take No Action
       TERM IN OFFICE OF THE BOARD OF DIRECTORS
       AND OF THE GENERAL DIRECTOR OF THE COMPANY
       FOR THE 2013 FISCAL YEAR. RESOLUTIONS IN
       THIS REGARD

III    ELECTION AND OR RATIFICATION OF THE FULL                  Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS, OF THE
       SECRETARY OF THE BOARD OF DIRECTORS AND OF
       THE MEMBERS OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEE OF THE COMPANY, AS WELL
       AS THE DETERMINATION OF THE CORRESPONDING
       COMPENSATION. RESOLUTIONS IN THIS REGARD

IV     PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF A PROPOSAL FOR THE AMOUNT OF
       FUNDS THAT WILL BE AVAILABLE FOR THE
       ACQUISITION OF SHARES OF THE COMPANY DURING
       THE 2014 FISCAL YEAR, IN ACCORDANCE WITH
       THE TERMS OF THAT WHICH IS PROVIDED FOR IN
       ARTICLE 56 OF THE SECURITIES MARKET LAW.
       RESOLUTIONS IN THIS REGARD

V      REPORT, RATIFICATION AND ANNOTATION                       Mgmt          Take No Action
       REGARDING THE PAYING IN OF THE SHARE
       CAPITAL AS A RESULT OF THE INITIAL PUBLIC
       OFFERING OF SHARES OF THE COMPANY.
       RESOLUTIONS IN THIS REGARD

VI     DESIGNATION OF DELEGATES WHO WILL CARRY OUT               Mgmt          Take No Action
       THE RESOLUTIONS THAT ARE PASSED BY THIS
       GENERAL MEETING AND, IF DEEMED APPROPRIATE,
       FORMALIZE THEM AS IS CORRECT. RESOLUTIONS
       IN THIS REGARD

VII    READING AND, IF DEEMED APPROPRIATE,                       Mgmt          Take No Action
       APPROVAL OF THE GENERAL MEETING MINUTES.
       RESOLUTIONS IN THIS REGARD




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  705164375
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49538112
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      THE REPORT FROM THE CHIEF EXECUTIVE OFFICER               Mgmt          Take No Action
       OF THE COMPANY FOR THE FISCAL YEAR THAT RAN
       FROM JANUARY 1 TO DECEMBER 31, 2013.
       DISCUSSION AND APPROVAL, IF DEEMED
       APPROPRIATE, OF THE CONSOLIDATED FINANCIAL
       STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES TO DECEMBER 31, 2013.
       PRESENTATION OF THE OPINIONS AND REPORTS
       THAT ARE REFERRED TO IN ARTICLE 28, PART
       IV, LINES A, C, D AND E OF THE SECURITIES
       MARKET LAW, REGARDING THE FISCAL YEAR THAT
       RAN FROM JANUARY 1 TO DECEMBER 31, 2013.
       RESOLUTIONS IN THIS REGARD

II     READING OF THE REPORT REGARDING THE                       Mgmt          Take No Action
       FULFILLMENT OF THE TAX OBLIGATIONS THAT ARE
       REFERRED TO IN PART XX OF ARTICLE 86 OF THE
       INCOME TAX LAW DURING THE 2013 FISCAL YEAR

III    RESOLUTION REGARDING THE ALLOCATION OF                    Mgmt          Take No Action
       PROFIT FROM THE FISCAL YEAR THAT ENDED ON
       DECEMBER 31, 2013

IV     THE REPORT THAT IS REFERRED TO IN PART III                Mgmt          Take No Action
       OF ARTICLE 60 OF THE PROVISIONS OF A
       GENERAL NATURE THAT ARE APPLICABLE TO THE
       ISSUERS OF SECURITIES AND OTHER SECURITIES
       MARKET PARTICIPANTS, INCLUDING A REPORT
       REGARDING THE ALLOCATION OF THE RESULTS
       INTENDED FOR THE ACQUISITION OF THE SHARES
       OF THE COMPANY DURING THE FISCAL YEAR THAT
       ENDED ON DECEMBER 31, 2013. DETERMINATION
       OF THE MAXIMUM AMOUNT OF FUNDS TO BE
       ALLOCATED TO THE ACQUISITION OF THE SHARES
       OF THE COMPANY DURING THE 2014 FISCAL YEAR.
       RESOLUTIONS IN THIS REGARD

V      RESOLUTION REGARDING THE RATIFICATION OF                  Mgmt          Take No Action
       THE ACTS THAT WERE DONE BY THE BOARD OF
       DIRECTORS, THE CHIEF EXECUTIVE OFFICER AND
       ITS COMMITTEES DURING THE FISCAL YEAR THAT
       RAN FROM JANUARY 1 TO DECEMBER 31, 2013

VI     APPOINTMENT OR REELECTION, IF DEEMED                      Mgmt          Take No Action
       APPROPRIATE, OF THE MEMBERS OF THE BOARD OF
       DIRECTORS OF THE COMPANY AND THE
       CLASSIFICATION OF THEIR INDEPENDENCE IN
       ACCORDANCE WITH ARTICLE 26 OF THE
       SECURITIES MARKET LAW. APPOINTMENT OR
       REELECTION, IF DEEMED APPROPRIATE, OF THE
       MEMBERS OF THE COMMITTEES OF THE BOARD OF
       DIRECTORS AND OF THEIR CHAIRPERSONS

VII    PROPOSAL REGARDING THE COMPENSATION FOR THE               Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS AND FOR
       THE MEMBERS OF THE COMMITTEES OF THE BOARD
       OF DIRECTORS. RESOLUTIONS IN THIS REGARD

VIII   DESIGNATION OF THE DELEGATES WHO WILL CARRY               Mgmt          Take No Action
       OUT AND FORMALIZE THE RESOLUTIONS THAT ARE
       PASSED BY THIS GENERAL MEETING. RESOLUTIONS
       IN THIS REGARD




--------------------------------------------------------------------------------------------------------------------------
 GRUPO SANBORNS SAB DE CV, MEXICO                                                            Agenda Number:  705149537
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4984N203
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MX01GS000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.I    PRESENTATION, DISCUSSION AND APPROVAL, IF                 Mgmt          Take No Action
       ANY, OF THE CHIEF EXECUTIVE OFFICER REPORT
       PREPARED IN ACCORDANCE WITH ARTICLES 44
       SECTION XI OF THE SECURITIES MARKET LAW AND
       ARTICLE 172 OF THE MEXICAN CORPORATIONS LAW
       ACCOMPANIED BY THE EXTERNAL AUDITORS
       OPINION RESPECT AND RESULTS OF OPERATIONS
       OF THE COMPANY FOR THE FISCAL YEAR ON
       DECEMBER 31 2013 AND VIEW ON BOARD DIRECTOR
       REPORT SUCH CONTENT

I.II   PRESENTATION, DISCUSSION AND APPROVAL, IF                 Mgmt          Take No Action
       ANY, OF THE GOVERNING COUNCIL REPORT
       REFERRED TO IN ARTICLE 172, PARAGRAPH B) OF
       THE LAW OF CORPORATIONS IN WHICH CONTAIN
       POLICIES AND INFORMATION AND FOLLOWED IN
       THE PREPARATION OF FINANCIAL INFORMATION OF
       THE COMPANY THAT INCLUDES THE REPORT OF
       COMMISSIONER

I.III  PRESENTATION, DISCUSSION AND APPROVAL, IF                 Mgmt          Take No Action
       ANY, OF THE REPORT OF ACTIVITIES AND
       OPERATIONS OF THE BOARD OF DIRECTORS
       PURSUANT TO ARTICLE 28, SECTION IV
       PARAGRAPH E) OF THE SECURITIES EXCHANGE ACT

I.IV   PRESENTATION, DISCUSSION AND APPROVAL, IF                 Mgmt          Take No Action
       ANY, OF THE CONSOLIDATED FINANCIAL
       STATEMENTS AND COMPANY AT 31 DECEMBER 2013

II     PRESENTATION OF REPORT ON TAX OBLIGATIONS                 Mgmt          Take No Action
       FOR THE FISCAL YEAR 2013 IN COMPLIANCE WITH
       THE REQUIREMENT OF ARTICLE 86, SECTION XX
       OF THE LAW OF INCOME TAX

III    PRESENTATION, DISCUSSION AND APPROVAL IF                  Mgmt          Take No Action
       ANY, OF THE PROPOSAL FOR THE IMPLEMENTATION
       OF RESULTS

IV     PRESENTATION, DISCUSSION AND APPROVAL THE                 Mgmt          Take No Action
       PAYMENT OF A CASH DIVIDEND OF MXN 0.80 PER
       SHARE THE DIVIDEND WILL BE PAID INTO TWO
       EQUAL INSTALLMENTS OF MXN 0.40 PER SHARE
       EACH

V      APPOINTMENT AND OR RATIFICATION OF THE                    Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS AND
       SECRETARY

VI     DETERMINATION THE CORRESPONDING                           Mgmt          Take No Action
       COMPENSATION FOR MEMBERS OF THE BOARD OF
       DIRECTORS AND SECRETARY OF THE COMPANY

VII    APPOINTMENT AND OR RATIFICATION OF THE                    Mgmt          Take No Action
       MEMBERS OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEE OF THE COMPANY

VIII   DETERMINATION OF THE CORRESPONDING                        Mgmt          Take No Action
       COMPENSATION FOR MEMBERS OF THE AUDIT AND
       CORPORATE PRACTICES OF THE COMPANY

IX     PROPOSAL DISCUSSION AND APPROVAL IF ANY, TO               Mgmt          Take No Action
       DETERMINE THE AMOUNT UP TO MXN
       3,000,000,000 (THREE THOUSAND MILLION
       PESOS) AS THE MAXIMUM AMOUNT RESOURCE USED
       FOR THE PURCHASE OF OWN SHARES OF THE
       COMPANY FOR THE FISCAL YEAR 2014, IN TERMS
       OF SECTION 56 OF THE SECURITIES MARKET LAW

X      DESIGNATION OF DELEGATES TO CONDUCT AND                   Mgmt          Take No Action
       EXECUTE THE RESOLUTIONS ADOPTED BY THE
       SHAREHOLDERS MEETING RESOLUTIONS

CMMT   14 APR 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO MODIFICATION TO TEXT OF
       RESOLUTION X. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO SPORTS WORLD SAB DE CV                                                                Agenda Number:  705130463
--------------------------------------------------------------------------------------------------------------------------
        Security:  P50614109
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MX01SP020001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORTS THAT ARE REFERRED
       TO IN ARTICLE 28, PART IV, OF THE
       SECURITIES MARKET LAW, INCLUDING THE
       PRESENTATION OF THE ANNUAL FINANCIAL
       STATEMENTS OF THE COMPANY FOR THE FISCAL
       YEAR THAT ENDED ON DECEMBER 31, 2013.
       PRESENTATION OF THE REPORT REGARDING THE
       FULFILLMENT OF THE TAX OBLIGATIONS OF THE
       COMPANY, IN ACCORDANCE WITH THE APPLICABLE
       LEGAL PROVISIONS. ALLOCATION OF RESULTS.
       RESOLUTIONS IN THIS REGARD

II     ELECTION, DESIGNATION AND OR RATIFICATION                 Mgmt          Take No Action
       OF THE MEMBERS OF THE BOARD OF DIRECTORS,
       SECRETARIES AND CHAIRPERSONS OF THE AUDIT
       AND CORPORATE PRACTICES COMMITTEES OF THE
       COMPANY. RESOLUTIONS IN THIS REGARD

III    DETERMINATION OF COMPENSATION FOR THE                     Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS,
       SECRETARIES AND MEMBERS OF THE COMMITTEES
       OF THE COMPANY. RESOLUTIONS IN THIS REGARD

IV     REPORT REGARDING THE PROCEDURES AND                       Mgmt          Take No Action
       RESOLUTIONS RELATED TO THE ACQUISITION AND
       PLACEMENT OF THE SHARES OF THE COMPANY.
       DISCUSSION AND, IF DEEMED APPROPRIATE,
       APPROVAL OF THE MAXIMUM AMOUNT OF FUNDS
       THAT CAN BE ALLOCATED TO THE ACQUISITION OF
       THE SHARES OF THE COMPANY, IN ACCORDANCE
       WITH THAT WHICH IS PROVIDED FOR IN ARTICLE
       56, PART IV, OF THE SECURITIES MARKET LAW.
       RESOLUTIONS IN THIS REGARD

V      PROPOSAL AND, IF DEEMED APPROPRIATE,                      Mgmt          Take No Action
       APPROVAL OF A NEW COMPENSATION PLAN FOR
       OFFICERS AND EMPLOYEES OF THE COMPANY.
       RESOLUTIONS IN THIS REGARD

VI     DESIGNATION OF SPECIAL DELEGATES WHO WILL                 Mgmt          Take No Action
       FORMALIZE AND CARRY OUT THE RESOLUTIONS
       THAT THE GENERAL MEETING PASSES




--------------------------------------------------------------------------------------------------------------------------
 IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LA                                          Agenda Number:  705148066
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5393B102
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2014
          Ticker:
            ISIN:  MX01ID000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION OF THE TAX OPINION FROM THE                  Mgmt          Take No Action
       OUTSIDE AUDITOR FOR THE 2012 FISCAL YEAR.
       RESOLUTIONS IN THIS REGARD

II.I   PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE REPORT FROM
       THE GENERAL DIRECTOR THAT WAS PREPARED IN
       ACCORDANCE WITH ARTICLE 44, PART XI, OF THE
       SECURITIES MARKET LAW AND ARTICLE 172 OF
       THE GENERAL MERCANTILE COMPANIES LAW,
       ACCOMPANIED BY THE OPINION OF THE OUTSIDE
       AUDITOR, REGARDING THE OPERATIONS AND
       RESULTS OF THE COMPANY FOR THE FISCAL YEAR
       THAT ENDED ON DECEMBER 31, 2013, AS WELL AS
       THE OPINION OF THE BOARD OF DIRECTORS
       REGARDING THE CONTENT OF THAT REPORT

II.II  PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE REPORT FROM
       THE BOARD OF DIRECTORS THAT IS REFERRED TO
       IN ARTICLE 172, LINE B, OF THE GENERAL
       MERCANTILE COMPANIES LAW, IN WHICH ARE
       CONTAINED THE MAIN ACCOUNTING AND
       INFORMATION POLICIES AND CRITERIA THAT WERE
       FOLLOWED IN THE PREPARATION OF THE
       FINANCIAL INFORMATION OF THE COMPANY

IIIII  PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE REPORT ON THE
       ACTIVITIES AND TRANSACTIONS IN WHICH THE
       BOARD OF DIRECTORS HAS INTERVENED, IN
       ACCORDANCE WITH ARTICLE 28, PART IV, LINE
       E, OF THE SECURITIES MARKET LAW

II.IV  PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE INDIVIDUAL
       AND CONSOLIDATED FINANCIAL STATEMENTS OF
       THE COMPANY TO DECEMBER 31, 2013

II.V   PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF: THE ANNUAL
       REPORTS REGARDING ACTIVITIES THAT WERE
       CARRIED OUT BY THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES IN ACCORDANCE WITH
       ARTICLE 43, PART I AND II, OF THE
       SECURITIES MARKET LAW. RESOLUTIONS IN THIS
       REGARD

III    PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE PROPOSAL FOR
       THE ALLOCATION OF RESULTS. RESOLUTIONS IN
       THIS REGARD

IV     DISCUSSION AND, IF DEEMED APPROPRIATE,                    Mgmt          Take No Action
       ELECTION AND OR RATIFICATION OF THE MEMBERS
       OF THE BOARD OF DIRECTORS, SECRETARY AND
       VICE SECRETARY OF THE COMPANY. RESOLUTIONS
       IN THIS REGARD

V      DETERMINATION OF THE COMPENSATION FOR THE                 Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS,
       SECRETARY AND VICE SECRETARY OF THE
       COMPANY. RESOLUTIONS IN THIS REGARD

VI     DISCUSSION AND, IF DEEMED APPROPRIATE,                    Mgmt          Take No Action
       APPROVAL OF THE APPOINTMENT AND OR
       RATIFICATION OF THE CORPORATE PRACTICES AND
       AUDIT COMMITTEES OF THE COMPANY.
       RESOLUTIONS IN THIS REGARD

VII    DETERMINATION OF THE COMPENSATION FOR THE                 Mgmt          Take No Action
       MEMBERS OF THE CORPORATE PRACTICES AND
       AUDIT COMMITTEES OF THE COMPANY.
       RESOLUTIONS IN THIS REGARD

VIII   PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE ANNUAL REPORT
       IN REGARD TO THE ACQUISITION OF SHARES OF
       THE COMPANY IN ACCORDANCE WITH TERMS OF
       ARTICLE 56 OF THE SECURITIES MARKET LAW AND
       THE DETERMINATION OR RATIFICATION OF THE
       MAXIMUM AMOUNT OF FUNDS THAT CAN BE
       ALLOCATED TO THE ACQUISITION OF SHARES OF
       THE COMPANY FOR THE 2014 FISCAL YEAR.
       RESOLUTIONS IN THIS REGARD

IX     DESIGNATION OF DELEGATES TO CARRY OUT AND                 Mgmt          Take No Action
       FORMALIZE THE RESOLUTIONS THAT ARE PASSED
       BY THE GENERAL MEETING. RESOLUTIONS IN THIS
       REGARD




--------------------------------------------------------------------------------------------------------------------------
 INFRAESTRUCTURA ENERGETICA NOVA SAB DE CV, MEXICO                                           Agenda Number:  704741328
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5R19K107
    Meeting Type:  OGM
    Meeting Date:  07-Oct-2013
          Ticker:
            ISIN:  MX01IE060002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate,                  Mgmt          For                            For
       approval of the proposal from the board of
       directors for the payment of a cash
       dividend, coming from the balance of the
       net tax profit account, in the amount of
       USD 117 million, in the legal currency of
       the united states of America, which is to
       say, in the amount of USD 0.101384 in the
       legal currency of the united states of
       America, per share, for each one of the
       shares representative of the share capital.
       This dividend will be paid in a single
       installment on October 16, 2013.
       Resolutions in this regard

II     Designation of special delegates.                         Mgmt          For                            For
       Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 INFRAESTRUCTURA ENERGETICA NOVA SAB DE CV, MEXICO                                           Agenda Number:  705155794
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5R19K107
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2014
          Ticker:
            ISIN:  MX01IE060002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION AND, IF DEEMED APPROPRIATE,                  Mgmt          Take No Action
       APPROVAL OF THE REPORT FROM THE GENERAL
       DIRECTOR THAT IS PREPARED IN ACCORDANCE
       WITH ARTICLE 172 OF THE GENERAL MERCANTILE
       COMPANIES LAW, ACCOMPANIED BY THE OPINION
       OF THE OUTSIDE AUDITOR, REGARDING THE
       OPERATIONS AND RESULTS OF THE COMPANY FOR
       THE FISCAL YEAR THAT ENDED ON DECEMBER 31,
       2013, AS WELL AS THE OPINION OF THE BOARD
       OF DIRECTORS REGARDING THE CONTENT OF THAT
       REPORT, PRESENTATION AND, IF DEEMED
       APPROPRIATE, APPROVAL OF THE REPORT FROM
       THE BOARD OF DIRECTORS THAT IS REFERRED TO
       IN ARTICLE 172, LINE B, OF THE GENERAL
       MERCANTILE COMPANIES LAW IN WHICH ARE
       CONTAINED THE MAIN ACCOUNTING AND
       INFORMATION POLICIES AND CRITERIA THAT WERE
       FOLLOWED IN THE PREPARATION OF THE
       FINANCIAL INFORMATION OF THE COMPANY,
       PRESENTATION AND, IF DEEMED APPROPRIATE,
       APPROVAL OF THE FINANCIAL CONTD

CONT   CONTD STATEMENTS OF THE COMPANY TO DECEMBER               Non-Voting
       31, 2013, AND THE ALLOCATION OF THE RESULTS
       FROM THE FISCAL YEAR, PRESENTATION AND, IF
       DEEMED APPROPRIATE, APPROVAL OF THE REPORT
       REGARDING THE FULFILLMENT OF THE TAX
       OBLIGATIONS THAT ARE THE RESPONSIBILITY OF
       THE COMPANY, PRESENTATION AND, IF DEEMED
       APPROPRIATE, APPROVAL OF THE ANNUAL REPORT
       REGARDING THE ACTIVITIES THAT WERE CARRIED
       OUT BY THE AUDIT AND CORPORATE PRACTICES
       COMMITTEES. RESOLUTIONS IN THIS REGARD

II     ELECTION AND OR RATIFICATION OF THE MEMBERS               Mgmt          Take No Action
       OF THE BOARD OF DIRECTORS, BOTH FULL AND
       ALTERNATE, AS WELL AS OF THE MEMBERS AND
       CHAIRPERSONS OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES, CLASSIFICATION OF THE
       INDEPENDENCE OF THE MEMBERS OF THE BOARD OF
       DIRECTORS OF THE COMPANY, IN ACCORDANCE
       WITH THAT WHICH IS ESTABLISHED IN ARTICLE
       26 OF THE SECURITIES MARKET LAW.
       RESOLUTIONS IN THIS REGARD

III    COMPENSATION FOR THE MEMBERS OF THE BOARD                 Mgmt          Take No Action
       OF DIRECTORS AND OF THE VARIOUS COMMITTEES,
       BOTH FULL AND ALTERNATE, AS WELL AS FOR THE
       SECRETARY OF THE COMPANY. RESOLUTIONS IN
       THIS REGARD

IV     DESIGNATION OF SPECIAL DELEGATES.                         Mgmt          Take No Action
       RESOLUTIONS IN THIS REGARD




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  704963924
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  AGM
    Meeting Date:  27-Feb-2014
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

I      Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report from the general
       director that is prepared in accordance
       with article 172 of the General Mercantile
       Companies Law, accompanied by the opinion
       of the outside auditor, regarding the
       operations and results of the company for
       the fiscal year that ended on December 31,
       2013, as well as the opinion of the board
       of directors regarding the content of that
       report, presentation and, if deemed
       appropriate, approval of the report from
       the board of directors that is referred to
       in article 172, line b, of the General
       Mercantile Companies Law, in which are
       contained the main accounting and
       information policies and criteria followed
       in the preparation of the financial CONTD

CONT   CONTD information of the company,                         Non-Voting
       presentation and, if deemed appropriate,
       approval of the financial statements of the
       company to December 31, 2013, and
       allocation of the results of the fiscal
       year, presentation and, if deemed
       appropriate, approval of the report
       regarding the fulfillment of the tax
       obligations that are the responsibility of
       the company, presentation and, if deemed
       appropriate, approval of the annual report
       regarding the activities carried out by the
       audit and corporate practices committee.
       Resolutions in this regard

II     Presentation and, if deemed appropriate,                  Non-Voting
       approval of the proposal from the board of
       directors for the payment of a cash
       dividend, coming from the balance of the
       net fiscal profit account from 2013 and
       earlier years, in the amount of MXN 1.40
       per share for each one of the common,
       nominative shares, without a stated par
       value, that are in circulation, from the A
       and B series. This dividend will be paid in
       four installments of MXN 0.35 per share on
       April 3, July 3, October 2 and December 4,
       2014. Resolutions in this regard

III    Appointment and or ratification of the                    Non-Voting
       members of the board of directors, both
       full and alternate, as well as of the
       chairperson of the audit and corporate
       practices committee, classification
       regarding the independence of the members
       of the board of directors of the company in
       accordance with that which is established
       in article 26 of the Securities Market Law.
       Resolutions in this regard

IV     Compensation for the members of the board                 Non-Voting
       of directors and of the various committees,
       both full and alternate, as well as for the
       secretary of the company. Resolutions in
       this regard

V      Presentation and, if deemed appropriate,                  Non-Voting
       approval of the report from the board of
       directors regarding the policies of the
       company in relation to the acquisition of
       shares of the company and, if deemed
       appropriate, placement of the same,
       proposal and, if deemed appropriate,
       approval of the maximum amount of funds
       that can be allocated to the purchase of
       shares of the company for the 2014 fiscal
       year. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  704966829
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  EGM
    Meeting Date:  27-Feb-2014
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS                   Non-Voting
       HAVE VOTING RIGHTS AT THIS MEETING. IF YOU
       ARE A MEXICAN NATIONAL AND WOULD LIKE TO
       SUBMIT YOUR VOTE ON THIS MEETING PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
       THANK YOU

VI     Proposal to cancel up to 12,544,597 common,               Non-Voting
       nominative shares, with no stated par
       value, from class I, that are
       representative of the fixed part of the
       share capital, coming from the stock
       repurchase program and that are held in the
       treasury of the company, of which 6,542,341
       are from series a and 6,002,256 are from
       series B, proposal and, if deemed
       appropriate, approval of the amendment of
       article 5 of the corporate bylaws of the
       company in order to reflect the
       corresponding decrease in the fixed part of
       the share capital. Resolutions in this
       regard

VII    Designation of delegates who will formalize               Non-Voting
       and carry out the resolutions passed by the
       Annual and Extraordinary General Meeting of
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 MEGACABLE HLDGS SAB DE CV                                                                   Agenda Number:  704853654
--------------------------------------------------------------------------------------------------------------------------
        Security:  P652AE117
    Meeting Type:  OGM
    Meeting Date:  02-Dec-2013
          Ticker:
            ISIN:  MX01ME090003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE BE ADVISED THAT SHARES WITH SERIES                 Non-Voting
       CPO ARE COMMONLY USED FOR THOSE SHARES THAT
       CONFER FULL VOTING RIGHTS AND CAN ONLY BE
       ACQUIRED BY MEXICAN NATIONALS. IN SOME
       CASES, ISSUERS HAVE ESTABLISHED NEUTRAL
       TRUSTS TO ALLOW FOREIGN INVESTORS TO
       PURCHASE OTHERWISE RESTRICTED SHARES. IN
       THESE INSTANCES, THE NEUTRAL TRUST RETAINS
       VOTING RIGHTS OF THE SECURITY. ONLY SEND
       VOTING INSTRUCTIONS IF THE FINAL BENEFICIAL
       OWNER IS A NATIONAL AND THIS CUSTOMER IS
       REGISTERED AS SUCH IN BANAMEX MEXICO OR IF
       THE ISSUER'S PROSPECTUS ALLOW FOREIGN
       INVESTORS TO HOLD SHARES WITH VOTING
       RIGHTS.

I      Presentation, discussion and approval of                  Mgmt          Take No Action
       the financial statements of the company to
       October 31, 2013

II     Presentation, discussion and approval of                  Mgmt          Take No Action
       the allocation and payment of a dividend

III    Designation of special delegates who will                 Mgmt          Take No Action
       carry out and formalize the resolutions
       passed by the general meeting

IV     Preparation, reading and, if deemed                       Mgmt          Take No Action
       appropriate, approval of the minutes that
       are prepared




--------------------------------------------------------------------------------------------------------------------------
 MEGACABLE HLDGS SAB DE CV                                                                   Agenda Number:  705141416
--------------------------------------------------------------------------------------------------------------------------
        Security:  P652AE117
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MX01ME090003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      TO DISCUSS, APPROVE OR AMEND THE REPORT                   Mgmt          Take No Action
       FROM THE GENERAL DIRECTOR, IN ACCORDANCE
       WITH ARTICLE 44, PART XI, OF THE SECURITIES
       MARKET LAW, RESOLUTIONS IN THIS REGARD

II     TO TAKE COGNIZANCE OF THE OPINION OF THE                  Mgmt          Take No Action
       BOARD OF DIRECTORS REGARDING THE CONTENT OF
       THE REPORT FROM THE GENERAL DIRECTOR,
       RESOLUTIONS IN THIS REGARD

III    TO DISCUSS, APPROVE OR AMEND THE REPORT                   Mgmt          Take No Action
       FROM THE BOARD OF DIRECTORS IN ACCORDANCE
       WITH THE TERMS OF LINE B OF ARTICLE 172 OF
       THE GENERAL MERCANTILE COMPANIES LAW,
       RESOLUTIONS IN THIS REGARD

IV     TO DISCUSS, APPROVE OR AMEND THE REPORTS                  Mgmt          Take No Action
       FROM THE CHAIRPERSONS OF THE CORPORATE
       PRACTICES COMMITTEE AND OF THE AUDIT
       COMMITTEE, RESOLUTIONS IN THIS REGARD

V      TO DISCUSS, APPROVE OR AMEND A PROPOSAL                   Mgmt          Take No Action
       REGARDING THE ALLOCATION OF PROFIT,
       RESOLUTIONS IN THIS REGARD

VI     REPORT, ANALYSIS AND, IF DEEMED                           Mgmt          Take No Action
       APPROPRIATE, APPROVAL REGARDING THE
       TRANSACTIONS THAT WERE CONDUCTED FOR THE
       REPURCHASE OF COMMON EQUITY CERTIFICATES OF
       THE COMPANY

VII    TO DISCUSS, APPROVE OR AMEND A PROPOSAL                   Mgmt          Take No Action
       REGARDING THE MAXIMUM AMOUNT OF FUNDS THAT
       CAN BE ALLOCATED TO THE PURCHASE OF SHARES,
       OR OF COMMON EQUITY CERTIFICATES THAT HAVE
       THOSE SHARES AS THEIR UNDERLYING SECURITY,
       BY THE COMPANY, RESOLUTIONS IN THIS REGARD

VIII   TO DISCUSS, APPROVE OR AMEND A PROPOSAL                   Mgmt          Take No Action
       REGARDING THE APPOINTMENT OR RATIFICATION
       OF THE MEMBERS OF THE BOARD OF DIRECTORS,
       OF THE SECRETARY AND OF THEIR ALTERNATES,
       RESOLUTIONS IN THIS REGARD

IX     CLASSIFICATION OF THE INDEPENDENCE OF THE                 Mgmt          Take No Action
       FULL AND ALTERNATE MEMBERS OF THE BOARD OF
       DIRECTORS, RESOLUTIONS IN THIS REGARD

X      TO DISCUSS, APPROVE OR AMEND A PROPOSAL                   Mgmt          Take No Action
       REGARDING THE APPOINTMENT OR RATIFICATION
       OF THE CHAIRPERSONS OF THE AUDIT COMMITTEE
       AND OF THE CORPORATE PRACTICES COMMITTEE,
       RESOLUTIONS IN THIS REGARD

XI     TO DISCUSS, APPROVE OR AMEND A PROPOSAL                   Mgmt          Take No Action
       REGARDING THE COMPENSATION FOR THE MEMBERS
       OF THE BOARD OF DIRECTORS, THE SECRETARY
       AND THE MEMBERS OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEES, RESOLUTIONS IN THIS
       REGARD

XII    DESIGNATION OF SPECIAL DELEGATES FROM THE                 Mgmt          Take No Action
       GENERAL MEETING FOR THE EXECUTION AND
       FORMALIZATION OF ITS RESOLUTIONS

CMMT   PLEASE BE ADVISED THAT SHARES WITH SERIES                 Non-Voting
       CPO ARE COMMONLY USED FOR THOSE SHARES THAT
       CONFER FULL VOTING RIGHTS AND CAN ONLY BE
       ACQUIRED BY MEXICAN NATIONALS. IN SOME
       CASES, ISSUERS HAVE ESTABLISHED NEUTRAL
       TRUSTS TO ALLOW FOREIGN INVESTORS TO
       PURCHASE OTHERWISE RESTRICTED SHARES. IN
       THESE INSTANCES, THE NEUTRAL TRUST RETAINS
       VOTING RIGHTS OF THE SECURITY. ONLY SEND
       VOTING INSTRUCTIONS IF THE FINAL BENEFICIAL
       OWNER IS A NATIONAL AND THIS CUSTOMER IS
       REGISTERED AS SUCH IN BANAMEX MEXICO OR IF
       THE ISSUERS PROSPECTUS ALLOW FOREIGN
       INVESTORS TO HOLD SHARES WITH VOTING RIGHTS




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  704810907
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  EGM
    Meeting Date:  11-Nov-2013
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, as the case may                 Mgmt          Abstain                        Against
       be, approval for the payment of a dividend
       in cash in favor of the company's
       shareholders, up to the amount of MXN0.50
       (fifty cents) per share. resolutions in
       connection thereto

II     Proposal, discussion and, as the case may                 Mgmt          Abstain                        Against
       be, approval of the company's merger as
       merging company and one or more of its
       subsidiaries as merged companies.
       resolutions in connection thereto

III    Proposal, discussion and, as the case may                 Mgmt          Abstain                        Against
       be, approval of the amendment to article
       third of the corporate bylaws regarding the
       corporate purpose, derived from the merger
       referred to in the preceding item.
       resolutions in connection thereto

IV     Designation of delegates to comply with and               Mgmt          Abstain                        Against
       formalize the resolutions adopted by the
       meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  704811959
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  11-Nov-2013
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, as the case may                 Mgmt          Take No Action
       be, approval for the payment of a dividend
       in cash in favor of the company's
       shareholders, up to the amount of MXN 0.50
       (fifty cents) per share. resolutions in
       connection thereto

II     Proposal, discussion and, as the case may                 Mgmt          Take No Action
       be, approval of the company's merger as
       merging company and one or more of its
       subsidiaries as merged companies.
       resolutions in connection thereto

III    Proposal, discussion and, as the case may                 Mgmt          Take No Action
       be, approval proposal, discussion and, as
       the case may be, approval of the amendment
       to article third of the corporate bylaws
       regarding the corporate purpose, derived
       from the merger referred to in the
       preceding item. resolutions in connection
       thereto

IV     Designation of delegates to comply with and               Mgmt          Take No Action
       formalize the resolutions adopted by the
       meeting

       04 NOV 2013: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO MODIFICATION OF TEXT IN
       RESOLUTION NO I. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  705154108
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2014
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      REPORT FROM THE GENERAL DIRECTOR AND, ON                  Mgmt          Take No Action
       THE BASIS OF THIS REPORT, THE REPORT FROM
       THE BOARD OF DIRECTORS, FOR THE PURPOSES OF
       ARTICLE 28, PART IV, LINE B, OF THE
       SECURITIES MARKET LAW AND ARTICLE 172 OF
       THE GENERAL MERCANTILE COMPANIES LAW,
       REGARDING THE OPERATIONS AND RESULTS FROM
       THE FISCAL YEAR THAT ENDED ON DECEMBER 31,
       2013, AND THE AUDITED INDIVIDUAL AND
       CONSOLIDATED FINANCIAL STATEMENTS OF THE
       COMPANY, WITH ITS SUBSIDIARIES, TO THAT
       DATE, AS WELL AS THE REPORT THAT IS
       REFERRED TO IN PART XIX OF ARTICLE 76 OF
       THE INCOME TAX LAW

II     PRESENTATION OF THE ANNUAL REPORT FROM THE                Mgmt          Take No Action
       AUDIT AND CORPORATE PRACTICES COMMITTEE OF
       THE COMPANY

III    PROPOSAL AND RESOLUTION REGARDING THE                     Mgmt          Take No Action
       ALLOCATION OF THE RESULTS FOR THE FISCAL
       YEAR THAT ENDED ON DECEMBER 31, 2013

IV     ELECTION AND OR RATIFICATION OF THE MEMBERS               Mgmt          Take No Action
       OF THE BOARD OF DIRECTORS, BOTH FULL AND
       ALTERNATE, THE SECRETARY AND VICE
       SECRETARY, AS WELL AS OF THE MEMBERS AND
       SECRETARY OF THE AUDIT AND CORPORATE
       PRACTICES COMMITTEE OF THE COMPANY

V      DETERMINATION OF THE COMPENSATION FOR THE                 Mgmt          Take No Action
       MEMBERS OF THE BOARD OF DIRECTORS, AS WELL
       AS FOR THE PERSONS WHO WILL MAKE UP THE
       AUDIT AND CORPORATE PRACTICES COMMITTEE OF
       THE COMPANY

VI     DETERMINATION OF THE MAXIMUM AMOUNT OF                    Mgmt          Take No Action
       FUNDS THAT CAN BE ALLOCATED, DURING THE
       2014 FISCAL YEAR, TO THE PURCHASE OF SHARES
       OF THE COMPANY

VII    THE ANNUAL REPORT FROM THE BOARD OF                       Mgmt          Take No Action
       DIRECTORS REGARDING THE ADOPTION OR
       MODIFICATION OF THE POLICIES REGARDING THE
       ACQUISITION OF SHARES OF THE COMPANY AND
       REGARDING THE RESOLUTIONS OF THAT CORPORATE
       BODY IN REGARD TO THE PURCHASE AND OR
       PLACEMENT OF SHARES OF THE COMPANY

VIII   DESIGNATION OF DELEGATES WHO WILL CARRY OUT               Mgmt          Take No Action
       AND FORMALIZE THE RESOLUTIONS THAT ARE
       PASSED BY THE GENERAL MEETING




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE INFRAESTRUCTURA SAB DE CV                                          Agenda Number:  705155908
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2014
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE REPORT FROM
       THE BOARD OF DIRECTORS IN ACCORDANCE WITH
       THE TERMS OF THAT WHICH IS REFERRED TO IN
       ARTICLE 28, PART IV, OF THE SECURITIES
       MARKET LAW. RESOLUTIONS IN THIS REGARD

II     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE AUDITED
       FINANCIAL STATEMENTS OF THE COMPANY FOR THE
       FISCAL YEAR THAT ENDED ON DECEMBER 31,
       2013. RESOLUTIONS IN THIS REGARD

III    PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE RESULTS THAT
       WERE OBTAINED BY THE COMPANY DURING THE
       FISCAL YEAR THAT ENDED ON DECEMBER 31,
       2013. RESOLUTIONS IN THIS REGARD

IV     PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE REPORT THAT IS
       REFERRED TO IN ARTICLE 86, PART XX, OF THE
       INCOME TAX LAW, REGARDING THE FULFILLMENT
       OF THE TAX OBLIGATIONS OF THE COMPANY

V      ELECTION OR, IF DEEMED APPROPRIATE,                       Mgmt          Take No Action
       RATIFICATION OF THE MEMBERS OF THE BOARD OF
       DIRECTORS, AS WELL AS OF THE CHAIRPERSONS
       OF THE AUDIT AND CORPORATE PRACTICES
       COMMITTEES OF THE COMPANY. RESOLUTIONS IN
       THIS REGARD

VI     DETERMINATION OF THE COMPENSATION THAT IS                 Mgmt          Take No Action
       TO BE PAID TO THE MEMBERS OF THE BOARD OF
       DIRECTORS FOR THE FISCAL YEAR THAT ENDED ON
       DECEMBER 31, 2014. RESOLUTIONS IN THIS
       REGARD

VII    PRESENTATION, DISCUSSION AND, IF DEEMED                   Mgmt          Take No Action
       APPROPRIATE, APPROVAL OF THE ANNUAL REPORT
       IN REGARD TO THE ACQUISITION OF SHARES OF
       THE COMPANY, AS WELL AS THE DETERMINATION
       OF THE MAXIMUM AMOUNT OF FUNDS THAT THE
       COMPANY CAN ALLOCATE TO THE PURCHASE OF ITS
       OWN SHARES, IN ACCORDANCE WITH THE TERMS OF
       ARTICLE 56, PART IV, OF THE SECURITIES
       MARKET LAW. RESOLUTIONS IN THIS REGARD

VIII   DESIGNATION OF SPECIAL DELEGATES WHO WILL                 Mgmt          Take No Action
       FORMALIZE THE RESOLUTIONS THAT ARE PASSED
       AT THE GENERAL MEETING




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE INFRAESTRUCTURA SAB DE CV                                          Agenda Number:  705409476
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2014
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      PROPOSAL AND, IF DEEMED APPROPRIATE,                      Mgmt          No vote
       APPROVAL OF THE PROPOSAL TO AMEND ARTICLE 6
       OF THE CORPORATE BYLAWS

II     PROPOSAL AND, IF DEEMED APPROPRIATE,                      Mgmt          No vote
       APPROVAL TO CARRY OUT A PRIMARY PUBLIC
       OFFERING FOR THE SUBSCRIPTION OF SHARES
       WITH LIMITED VOTING RIGHTS, SERIES L,
       REPRESENTATIVE OF THE SHARE CAPITAL OF THE
       COMPANY, IN MEXICO AND IN OTHER MARKETS
       ABROAD

III    PROPOSAL AND, IF DEEMED APPROPRIATE,                      Mgmt          No vote
       APPROVAL TO CARRY OUT AN INCREASE TO THE
       CAPITAL OF THE COMPANY, IN ITS FIXED PART,
       THROUGH THE ISSUANCE OF SERIES L SHARES,
       NOT SUBSCRIBED FOR, IN ACCORDANCE WITH THE
       TERMS OF ARTICLE 53 OF THE SECURITIES
       MARKET LAW, OR THEIR PLACEMENT AMONG THE
       INVESTING PUBLIC, AND THE CONSEQUENT
       AMENDMENT OF ARTICLE 6 OF THE CORPORATE
       BYLAWS

IV     PROPOSAL AND, IF DEEMED APPROPRIATE,                      Mgmt          No vote
       APPROVAL TO CARRY OUT THE LISTING OF THE
       SHARES WITH LIMITED VOTING RIGHTS, SERIES
       L, REPRESENTATIVE OF THE SHARE CAPITAL OF
       THE COMPANY, IN THE NATIONAL SECURITIES
       REGISTRY AND ON THE BOLSA MEXICANA DE
       VALORES, S.A.B. DE C.V

V      PROPOSAL AND, IF DEEMED APPROPRIATE,                      Mgmt          No vote
       APPROVAL REGARDING THE GRANTING OF SPECIAL
       POWERS TO REDUCE THE RESOLUTIONS PASSED AT
       THE GENERAL MEETING TO AN INSTRUMENT, IF
       DEEMED APPROPRIATE

VI     DESIGNATION OF SPECIAL DELEGATES OF THE                   Mgmt          No vote
       GENERAL MEETING TO CARRY OUT AND FORMALIZE
       THE RESOLUTIONS THAT, IF DEEMED
       APPROPRIATE, ARE PASSED




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS CONTROLADORA SAB DE CV                                                             Agenda Number:  704843792
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7921H122
    Meeting Type:  OGM
    Meeting Date:  26-Nov-2013
          Ticker:
            ISIN:  MX01QC000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal for the declaration and manner of                Mgmt          No vote
       payment of a dividend to the shareholders
       of the company

II     Designation of special delegates who will                 Mgmt          No vote
       formalize and carry out the resolutions
       that are passed

CMMT   19 NOV 13: IN ACCORDANCE WITH THE TERMS OF                Non-Voting
       THAT ESTABLISHED IN THE ISSUANCE DOCUMENT
       OF THE QC CPOS AND IN THE TRUST ISSUER, THE
       HOLDERS OF THE QC CPOS WHO HAVE MEXICAN
       NATIONALITY OR IF RELEVANT, THEIR PROXIES,
       MAY EXERCISE THE RIGHT TO VOTE REGARDING
       THE SERIES A AND SERIES B SHARES, WHILE THE
       HOLDERS OF QC CPOS WHO HAVE FOREIGN
       NATIONALITY OR IF RELEVANT, THEIR PROXIES,
       MAY ONLY EXERCISE IT IN REGARD TO THE
       SERIES B SHARES, WITH THE FIDUCIARY
       EXERCISING THE RIGHT TO VOTE IN REGARD TO
       THE SERIES A SHARES, VOTING IN THE SAME WAY
       AS THE MAJORITY OF THE SHAREHOLDERS OF THIS
       SAME SERIES WHO ARE PRESENT VOTE.

CMMT   19 NOV 13: PLEASE NOTE THAT THIS IS A                     Non-Voting
       REVISION DUE TO RECEIPT OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS CONTROLADORA SAB DE CV                                                             Agenda Number:  705026171
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7921H122
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2014
          Ticker:
            ISIN:  MX01QC000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, amendment or approval, if                     Mgmt          No vote
       deemed appropriate, of the annual report
       that is referred to in the main part of
       article 172 of the general mercantile
       companies law, regarding the operations
       conducted by the company and its subsidiary
       companies during the fiscal year that ran
       from January 1 to December 31, 2013, after
       a recommendation from the audit committee

II     Discussion, amendment or approval, if                     Mgmt          No vote
       deemed appropriate, of the annual report
       regarding the operations conducted by the
       audit committee, by the corporate practices
       committee and by the investment committee
       during the fiscal year that ran from
       January 1 to December 31, 2013

III    Appointment or ratification, if deemed                    Mgmt          No vote
       appropriate, of the members of the board of
       directors, officers and members of the
       intermediary management bodies of the
       company

IV     Determination of the compensation for the                 Mgmt          No vote
       members of the board of directors and
       intermediary management bodies of the
       company

V      Determination regarding the allocation of                 Mgmt          No vote
       the results attained by the company

VI     Report from the board of directors                        Mgmt          No vote
       regarding the shares representative of the
       share capital of the company that were
       repurchased with a charge against the fund
       for the repurchase of shares of the
       company, as well as their placement, and
       determination of the amount of funds that
       can be allocated to the repurchase of the
       shares of the company

VII    Designation of special delegates who will                 Mgmt          No vote
       formalize and carry out the resolutions
       that are passed




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO SAB DE CV, MEXICO                                                        Agenda Number:  705023012
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  AGM
    Meeting Date:  20-Mar-2014
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.A    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report: from
       the board of directors

I.B    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report: from
       the director general

I.C    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report: from
       the audit and corporate practices
       committees

I.D    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report:
       regarding the fulfillment of the tax
       obligations

I.E    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report:
       regarding the stock plan for personnel

I.F    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report:
       regarding the status of the fund for the
       purchase of shares of the company and of
       the shares of the company that were
       purchased during 2013

I.G    Presentation, discussion and, if deemed                   Mgmt          For                            For
       appropriate, approval of the report: of the
       Walmart de Mexico Foundation

II     Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the audited, consolidated
       financial statements to December 31, 2013

III    Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the plan for the allocation of
       results for the period from January 1
       through December 31, 2013, and, if deemed
       appropriate, for the payment of dividends

IV     Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the plan to cancel shares of
       the company that were purchased by the
       company and that are currently held in
       treasury

V      Appointment or ratification of the members                Mgmt          For                            For
       of the board of directors, of the
       chairpersons of the audit and corporate
       practices committees and of the
       compensation that they are to receive
       during the current fiscal year

VI     Discussion and, if deemed appropriate,                    Mgmt          For                            For
       approval of the resolutions that are
       contained in the minutes of the general
       meeting that was held and the designation
       of special delegates who will execute the
       resolutions that are passed



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Mexico Equity & Income Fund, Inc.
By (Signature)       /s/ Maria Eugenia Pichardo
Name                 Maria Eugenia Pichardo
Title                President
Date                 08/05/2014